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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr. Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/06

Date of reporting period:	1/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.5%
EDUCATION – 3.3%
Education – 2.9%
CA Educational Facilities Authority
	California College of Arts,
	Series 2005:
	5.000% 06/01/26	1,000,000	1,009,290
	5.000% 06/01/35	1,500,000	1,488,480
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA,
	(a) 10/01/15	1,265,000	847,879
	Pooled College & University Projects:
	Series 1999 B,
	5.250% 04/01/24	1,000,000	1,016,650
	Series 2000 B,
	6.625% 06/01/20	1,000,000	1,086,250
	University of Southern California,
	Series 2003 A,
	5.000% 10/01/33	2,500,000	2,581,875
	Woodbury University,
	Series 2006,
	5.000% 01/01/25	1,830,000	1,846,964
CA Public Works Board
	Series 2005 D,
	5.000% 05/01/20	1,505,000	1,595,225
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	2,000,000	2,068,380
	Education Total		13,540,993
Prep School – 0.4%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,790,000	1,851,880
	Prep School Total		1,851,880
	EDUCATION TOTAL		15,392,873
HEALTH CARE – 3.8%
Continuing Care Retirement – 0.8%
CA ABAG Finance Authority for Nonprofit Corps.
	Channing House,
	Series 1999,
	5.375% 02/15/19	1,700,000	1,773,372
CA Riverside County Public Financing Authority
	Air Force Village West, Inc.,
	Series 1999,

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	5.750% 05/15/19	2,000,000	2,078,460
	Continuing Care Retirement Total		3,851,832
Hospitals – 3.0%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association:
	Series 2001 A,
	6.125% 08/15/20	1,250,000	1,354,750
	Series 2003 C,
	5.375% 03/01/21	1,000,000	1,052,470
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26(c)	1,000,000	1,049,420
	Cedars-Sinai Medical Centre,
	Series 2005,
	5.000% 11/15/27	1,500,000	1,523,100
	Stanford Hospital & Clinics,
	Series 2003 A,
	5.000% 11/15/12	500,000	530,205
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp.,
	Series 2001 A,
	5.550% 08/01/31	2,500,000	2,632,375
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/22	1,250,000	1,279,175
CA Statewide Communities Development Authority
	Catholic Healthcare West,
	Series 1999,
	6.500% 07/01/20	435,000	480,031
	Certificates of Participation,
	Sutter Health,
	Series 1999,
	Insured: FSA,
	5.500% 08/15/19	1,835,000	1,966,845
CA Torrance Hospital
	Torrance Memorial Medical Center,
	Series 2001 A,
	5.500% 06/01/31	1,000,000	1,045,540
CA Turlock Health Facility
	Emanuel Medical Center, Inc.,
	Series 2004,

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.000% 10/15/13	940,000	970,503
	Hospitals Total		13,884,414
	HEALTH CARE TOTAL		17,736,246
HOUSING – 4.4%
Multi-Family – 4.2%
CA ABAG Finance Authority for Nonprofit Corps.
	Northbay Properties II LP,
	Series 2000 A, AMT,
	6.400% 08/15/30(c)	2,000,000	2,097,400
	Winterland San Francisco Partners LP,
	Series 2000 B,
	6.250% 08/15/30(c)	2,000,000	2,096,880
CA Daly City Housing Development Finance Agency
	Mobile Home Park Revenue,
	Franciscan Acquisition Project,
	Series 2002 A,
	5.850% 12/15/32	2,000,000	2,196,980
CA Housing Finance Agency
	Series 1992 B-II,
	6.700% 08/01/15	1,095,000	1,108,797
MuniMae TE Bond Subsidiary LLC
	Perpetual Preferred,
	Series 2004 A-2,
	4.900% 06/29/49(d)	2,000,000	2,024,740
CA Statewide Communities Development Authority
	Archstone-Smith Trust,
	Series 1999 E,
	5.300% 06/01/29(c)	2,000,000	2,055,560
	Irvine Apartment Communities LP,
	Series 1998 A-4,
	5.250% 05/15/25(c)	6,000,000	6,199,200
	Oracle Communities Corp.,
	Series 2002 E-1,
	5.375% 07/01/32	2,000,000	2,036,480
	Multi-Family Total		19,816,037
Single-Family – 0.2%
CA Housing Finance Agency
	Series 1997 B-3 Class I, AMT,
	Insured: FHA,
	5.400% 08/01/28(c)	665,000	677,967
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Insured: GNMA,
	7.000% 09/01/29(c)	200,000	200,398

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	Series 1998 B-5, AMT,
	Guarantor: FNMA,
	6.350% 12/01/29(c)	130,000	130,880
	Series 2000 B, AMT,
	Guarantor: FNMA,
	7.300% 06/01/31	95,000	95,912
	Series 2000 D, AMT,
	Insured: GNMA,
	7.100% 06/01/31(c)	85,000	85,852
	Single-Family Total		1,191,009
	HOUSING TOTAL		21,007,046
OTHER – 15.6%
Refunded / Escrowed (e) – 15.4%
CA Anaheim Union High School District
	Series 2002 A,
	Pre-refunded 08/01/12,
	Insured: FSA,
	5.000% 08/01/25	2,000,000	2,166,660
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC,
	(a) 03/01/18	20,065,000	11,997,064
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Pre-refunded 01/01/10,
	6.000% 01/01/16	2,000,000	2,192,200
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Escrowed to Maturity,
	5.000% 06/01/12	1,800,000	1,939,374
CA Health Facilities Financing Authority
	Kaiser Permanente:
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA,
	5.000% 06/01/24	3,000,000	3,155,190
	Series 1998 B,
	Escrowed to Maturity,
	5.250% 10/01/13	1,000,000	1,056,930
CA Inland Empire Solid Waste Financing Authority
	Series 1996 B, AMT,
	Escrowed to Maturity,
	Insured: FSA,
	6.250% 08/01/11	2,000,000	2,147,420

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (e) – (continued)
CA Los Angeles County Public Works Financing Authority
	Series 2000 VI-A,
	Pre-refunded 05/01/10,
	Insured: AMBAC,
	5.625% 05/01/26	2,500,000	2,721,650
CA Metropolitan Water District of Southern California
	Series 1993 A,
	Escrowed to Maturity,
	5.750% 07/01/21	2,865,000	3,295,008
CA Pleasanton-Suisun City Home Financing Authority
	Series 1984 A,
	Escrowed to Maturity,
	Insured: MBIA,
	(a) 10/01/16	5,270,000	3,339,493
CA Pomona
	Series 1990 B,
	Escrowed to Maturity,
	Insured: GNMA,
	7.500% 08/01/23	1,000,000	1,330,910
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: MBIA,
	9.510% 07/01/22(c)	750,000	1,050,795
CA Riverside County Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,174
	Series 1997 A,
	Pre-refunded 10/01/06,
	5.250% 10/01/16	892,500	922,033
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Insured: GNMA,
	7.800% 05/01/21	2,500,000	3,421,200
CA Sacramento City Financing Authority
	City Hall & Redevelopment Projects,
	Series 2002 A,
	Pre-refunded 12/01/12,
	Insured: FSA,
	5.000% 12/01/32	1,500,000	1,627,365
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(a) 01/01/20	15,400,000	8,335,404
CA San Jose Redevelopment Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: MBIA,
	6.000% 08/01/15	1,405,000	1,650,538

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (e) – (continued)
CA Santa Ana Financing Authority
	Series 1994 A,
	Insured: MBIA,
	6.250% 07/01/18	6,035,000	7,280,926
CA Statewide Communities Development Authority
	Certificates of Participation, Catholic West,
	Series 1999,
	6.500% 07/01/20	1,065,000	1,204,259
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31(b)	2,450,000	2,941,445
CA State
	Series 2000,
	Pre-refunded 05/01/10,
	5.625% 05/01/26	1,465,000	1,601,509
CA West Kern County Water District
	Series 2001,
	5.625% 06/01/31	1,500,000	1,638,495
CA Westwood Unified School District
	Series 1996,
	Pre-refunded 08/01/06,
	6.500% 08/01/21	990,000	1,019,146
CA Whisman School District
	Series 1996 A,
	Escrowed to Maturity,
	Insured: FGIC,
	(a) 08/01/16	1,645,000	1,065,631
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economic Defeasance to Maturity,
	5.500% 10/01/32	1,500,000	1,619,940
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Pre-refunded 02/01/12,
	5.500% 08/01/29	1,520,000	1,671,164
	Refunded / Escrowed Total		72,411,923
Tobacco – 0.2%
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
	6.250% 06/01/33	1,000,000	1,091,890
	Tobacco Total		1,091,890
	OTHER TOTAL		73,503,813
OTHER REVENUE – 0.8%
Hotels – 0.8%
CA Sacramento City Financing Authority
	Sacramento Convention Center,
	Series 1999 A,
	6.250% 01/01/30	3,500,000	3,620,750
	Hotels Total		3,620,750
	OTHER REVENUE TOTAL		3,620,750
RESOURCE RECOVERY – 0.4%
Disposal – 0.4%
CA Statewide Communities Development Authority
	Series 2003 A, AMT,
	4.950% 12/01/12	2,000,000	2,081,560
	Disposal Total		2,081,560
	RESOURCE RECOVERY TOTAL		2,081,560
TAX-BACKED – 49.6%
Local Appropriated – 5.4%
CA Alameda County
	Capital Projects,
	Series 1989,
	Insured: MBIA,
	(a) 06/15/14	2,185,000	1,550,695
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA,
	6.000% 09/01/14(f)	3,500,000	4,051,845
CA Bodega Bay Fire Protection District
	Certificates of Participation,
	Series 1996,
	6.450% 10/01/31	1,185,000	1,234,865
CA Foothill-De Anza Community College District
	Certificates of Participation,
	Series 2003,
	Insured: MBIA,
	5.000% 09/01/17	1,100,000	1,170,565
CA Los Angeles Convention & Exhibition Center Authority
	Series 1993 A,
	Insured: MBIA,
	6.000% 08/15/10	2,000,000	2,214,580
CA Los Angeles County Schools
	Regionalized Business Services Corp.,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Series 1999 A,
	Insured: AMBAC:
	(a) 08/01/16	1,945,000	1,242,602
	(a) 08/01/17	1,980,000	1,202,751
CA Modesto
	Community Center Project,
	Series 1993 A,
	Insured: AMBAC,
	5.000% 11/01/23	2,235,000	2,448,174
CA Monterey County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA,
	5.000% 08/01/32	2,000,000	2,043,260
CA Sacramento City Financing Authority
	Series 1993 A,
	Insured: AMBAC,
	5.375% 11/01/14	1,100,000	1,228,480
CA San Joaquin County
	Certificates of Participation,
	Series 1993,
	Insured: MBIA,
	5.500% 11/15/13	1,750,000	1,958,600
CA San Mateo County
	Series 1997 A,
	Insured: FSA,
	5.125% 07/15/32	1,000,000	1,041,320
CA Victor Elementary School District
	Series 1996,
	Insured: MBIA,
	6.450% 05/01/18	3,345,000	3,982,390
	Local Appropriated Total		25,370,127
Local General Obligations – 17.9%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC,
	(a) 08/01/15	3,000,000	2,026,020
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA,
	6.450% 02/01/18	1,000,000	1,191,840
CA Clovis Unified School District
	Series 2001 A,
	Insured: FGIC,
	(a) 08/01/16	3,000,000	1,924,500
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC,
	(a) 09/01/17	1,000,000	607,250

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: FSA:
	5.500% 08/01/25	655,000	763,763
	5.500% 08/01/26	1,750,000	2,039,450
CA East Side Union High School District Santa Clara County
	Series 2003 B,
	Insured: MBIA,
	5.250% 08/01/26	2,010,000	2,268,426
CA East Whittier City School District
	Series 1997 A,
	Insured: FGIC,
	5.750% 08/01/17	1,675,000	1,901,443
CA Fillmore Unified School District
	Series 1997 A,
	Insured: FGIC:
	(a) 07/01/11	950,000	778,069
	(a) 07/01/12	980,000	768,251
	(a) 07/01/17	650,000	398,580
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA,
	6.000% 02/01/19	2,480,000	2,959,483
	Series 2004 B,
	Insured: MBIA,
	5.000% 02/01/19	2,575,000	2,804,020
CA Golden West Schools Financing Authority
	Beverley Hills Unified School District,
	Series 2005,
	Insured: FGIC,
	5.250% 08/01/18	1,000,000	1,119,930
	Placentia Yorba Linda Unified,
	Series 2006,
	Insured: AMBAC,
	5.500% 08/01/24	1,825,000	2,117,785
CA Hacienda La Puente Unified School District
	Series 2005,
	Insured: FGIC,
	5.000% 08/01/19	2,050,000	2,235,381
CA Jefferson Union High School District
	Series 2000 A,
	Insured: MBIA,
	6.450% 08/01/25	1,000,000	1,283,130
CA Lafayette
	Election of 1995,
	Series 2002,

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.125% 07/15/25	1,995,000	2,100,476
CA Larkspur School District
	Series 2000 A,
	5.250% 08/01/25	3,050,000	3,256,180
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC,
	(a) 11/01/20	1,205,000	624,154
CA Lompoc Unified School District
	Election of 2002,
	Series 2003 A,
	Insured: FGIC,
	5.000% 08/01/27	4,065,000	4,235,202
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA,
	5.750% 07/01/16	2,500,000	2,911,375
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC,
	(a) 08/01/16	1,500,000	961,275
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC,
	(a) 08/01/21	2,010,000	1,003,834
CA New Haven Unified School District
	Series 2002,
	Insured: FSA,
	12.000% 08/01/17	1,565,000	2,681,095
CA Oak Park Unified School District
	Capital Appreciation,
	Series 2000,
	Insured: FSA,
	(a) 05/01/14	2,095,000	1,503,372
CA Oxnard Union High School District
	Series 2001 A,
	Insured: MBIA,
	5.650% 02/01/17	960,000	1,095,072
CA Pajaro Valley Unified School District
	Series 2005,
	Insured: FSA,
	5.250% 08/01/18	1,000,000	1,103,810
CA Pomona Unified School District
	Series 2001 A,
	Insured: MBIA,
	5.900% 02/01/16	845,000	980,876

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Rancho Santiago Community College District
	Series 2005,
	Insured: FSA,
	5.250% 09/01/23	2,685,000	3,032,949
CA Redwood City Elementary School District
	Series 1997,
	Insured: FGIC,
	(a) 08/01/18	2,385,000	1,388,332
CA Rocklin Unified School District
	Series 1995 C,
	Insured: MBIA,
	(a) 07/01/20	6,920,000	3,474,186
	Series 2003,
	Insured: FGIC,
	(a) 08/01/17	2,000,000	1,217,640
CA San Diego Community College District
	Election of 2002,
	Series 2003 A,
	Insured: FSA,
	5.000% 05/01/22	1,000,000	1,053,580
CA San Diego Unified School District
	Election of 1998,
	Series 2005 C-2,
	Insured: FSA,
	5.500% 07/01/19	2,000,000	2,288,900
CA San Juan Unified School District
	Series 2001,
	Insured: FSA,
	(a) 08/01/15	2,760,000	1,858,391
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,093,860
CA San Mateo Union High School District
	Series 2000 B,
	Insured: FGIC,
	(a) 09/01/26	4,005,000	1,537,720
CA Sanger Unified School District
	Series 1999,
	Insured: MBIA,
	5.350% 08/01/15	1,500,000	1,641,405
CA Saratoga
	Series 2001,
	Insured: MBIA,
	5.250% 08/01/31	2,000,000	2,122,420
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC,
	5.250% 08/01/22	925,000	1,038,599

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations - (continued)
CA South San Francisco Unified School District
	School Facilities Financing Authority,
	Series 2006,Insured: MBIA,
	5.250% 09/15/22	1,500,000	1,690,845
CA Tahoe-Truckee Unified School District
	Capital Appreciation:
	No. 1-A,
	Series 1999,
	Insured: FGIC,
	(a) 08/01/23	3,780,000	1,705,460
	No. 2-A,
	Series 1999,
	Insured: FGIC,
	(a) 08/01/24	2,965,000	1,266,767
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC,
	(a) 09/01/19	1,750,000	968,923
CA Upland Unified School District
	Series 2001,
	Insured: FSA,
	5.125% 08/01/25	750,000	801,053
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA,
	5.600% 02/01/20	1,610,000	1,865,314
	Series 2005 D,
	Insured: FGIC,
	(a) 08/01/22	5,000,000	2,368,500
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA,
	5.250% 02/01/19	725,000	811,478
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC,
	(a) 09/01/20	2,385,000	1,247,951
	Local General Obligations Total		84,118,315
Special Non - Property Tax - 3.7%
CA Los Angeles County Metropolitan Transportation Authority
	Series 2000 A,
	Insured: FGIC,
	5.250% 07/01/30	3,000,000	3,179,400
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA,
	(a) 09/01/20	3,630,000	1,902,374

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non - Property Tax – (continued)
CA San Francisco Bay Area Rapid Transit
	Series 2001,
	Insured: AMBAC,
	5.000% 07/01/26	2,000,000	2,064,980
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA,
	6.250% 07/01/12	3,000,000	3,446,220
	Series 1998 A,
	Insured: MBIA,
	4.750% 07/01/38	2,250,000	2,292,255
	Series 2002 E,
	Insured: FSA,
	5.500% 07/01/14	2,000,000	2,249,020
	Series 2005 BB,
	Insured: FSA,
	5.250% 07/01/22	2,000,000	2,252,300
	Special Non - Property Tax Total		17,386,549
Special Property Tax – 13.7%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	140,000	144,591
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment Project,
	Series 1993 A,
	Insured: AMBAC,
	6.500% 11/01/23	2,000,000	2,553,820
CA Costa Mesa Public Financing Authority
	Series 1991 A,
	7.100% 08/01/21	815,000	822,082
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC:
	(a) 12/01/18	2,720,000	1,562,014
	6.500% 12/01/24	4,055,000	5,198,307
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC,
	5.250% 05/01/23	1,000,000	1,115,330
CA Lancaster Financing Authority
	Series 2003,
	Insured: MBIA,
	5.125% 02/01/17	1,270,000	1,382,916
CA Long Beach Bond Finance Authority
	Series 2002 B,
	Insured: AMBAC,
	5.500% 11/01/22	3,385,000	3,888,113
	Tax Allocation Revenue,
	Series 2006 C,
	Insured: AMBAC,
	5.500% 08/01/31	3,250,000	3,772,697

13

		Par ($)	Value ($)*
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Los Angeles Community Redevelopment Agency
	Hollywood Redevelopment Project,
	Series 1998 C,
	Insured: MBIA,
	5.375% 07/01/18	1,665,000	1,864,733
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: FSA,
	5.500% 10/01/18	2,895,000	3,233,165
	Regional Park & Open Space:
	Series 2005,
	Insured: FSA,
	5.250% 10/01/18	2,000,000	2,242,200
	Unrefunded,
	Series 1997 A,
	5.500% 10/01/08	225,000	234,747
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,500,000	1,506,375
CA Oakland Redevelopment Agency Tax Allocation Revenue
	Center District Project Redevelopment,
	Series 1992,
	Insured: AMBAC,
	5.500% 02/01/14	8,400,000	9,150,372
CA Oceanside Community Facilities
	Ocean Ranch Corp.,
	Series 2004,
	5.875% 09/01/34	1,000,000	1,021,210
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 2004 A,
	5.625% 08/15/34	850,000	877,090
CA Redwood City
	Community Facilities District No. 1,
	Series 2003 B,
	5.950% 09/01/28	750,000	776,295
CA Riverside County Public Financing Authority
	Series 1997 A,
	5.250% 10/01/16	572,500	590,706
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A,
	Insured: AMBAC,
	5.750% 07/01/14	985,000	1,122,220

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	Series 2005 A,
	Insured: FSA,
	5.750% 10/01/24	2,420,000	2,880,913
CA San Clemente
	Act of 1915,
	Series 1999,
	6.050% 09/02/28	1,000,000	1,013,030
CA San Jose Redevelopment Agency
	Series 2005 A,
	Insured: MBIA,
	5.000% 08/01/20	1,000,000	1,064,560
	Unrefunded,
	Series 1993,
	Insured: MBIA,
	6.000% 08/01/15	2,790,000	3,260,366
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: MBIA,
	7.250% 08/01/13	2,000,000	2,456,160
CA Santa Margarita Water District
	Community Facilities District No. 99-1:
	Series 1999,
	6.250% 09/01/29	2,500,000	2,646,375
	Series 2003,
	6.000% 09/01/30	1,000,000	1,050,230
CA Sulphur Springs Unified School District
	Series 2002-1-A,
	6.000% 09/01/33	1,500,000	1,576,530
CA West Covina Redevelopment Agency
	Series 1996,
	6.000% 09/01/17	5,000,000	5,644,600
	Special Property Tax Total		64,651,747
State Appropriated – 2.4%
CA Public Works Board
	Series 2004 A,
	5.500% 06/01/19	1,500,000	1,642,455
	Various State Prisons Projects,
	Series 1993 A,
	Insured: AMBAC:
	5.000% 12/01/19(f)	6,000,000	6,447,000
	5.250% 12/01/13	2,500,000	2,758,625
PR Commonwealth of Puerto Rico Public Finance Corp.
	Unrefunded,
	Series 2002 E,
	5.500% 08/01/29	480,000	505,512
	State Appropriated Total		11,353,592

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 6.5%
CA State
	Series 1990,
	10.000% 02/01/10	2,000,000	2,475,260
	Series 1991,
	6.600% 02/01/10	1,675,000	1,863,153
	Series 1993:
	5.500% 04/01/13	1,000,000	1,103,410
	Insured: MBIA,
	5.500% 04/01/12	2,770,000	3,061,016
	Series 2000:
	5.625% 05/01/26	1,535,000	1,658,230
	Insured: FGIC,
	5.250% 09/01/30	2,600,000	2,748,174
	Series 2003,
	5.250% 02/01/20	1,250,000	1,379,487
	Series 2004:
	5.000% 02/01/33	1,000,000	1,026,520
	5.250% 04/01/34	1,500,000	1,590,810
	Unrefunded,
	Series 1995,
	5.750% 03/01/09	65,000	65,453
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Insured: MBIA,
	6.250% 07/01/13	2,750,000	3,199,185
PR Commonwealth of Puerto Rico Public Buildings Authority
	Government Facilities,
	Series 2002 C,
	5.500% 07/01/14	500,000	548,265
PR Commonwealth of Puerto Rico
	Series 1995,
	Insured: MBIA,
	5.650% 07/01/15	1,000,000	1,136,770
	Series 1996,
	Insured: MBIA,
	6.500% 07/01/14	2,000,000	2,390,580
	Series 2004 A:
	5.250% 07/01/21	2,000,000	2,132,920
	5.250% 07/01/22	2,000,000	2,127,100
	Unrefunded,
	Series 2001 A,

16

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.375% 07/01/28	1,940,000	2,021,286
	State General Obligations Total		30,527,619
	TAX - BACKED TOTAL		233,407,949
TRANSPORTATION – 3.6%
Air Transportation – 0.1%
CA Statewide Communities Development Authority
	United Airlines, Inc.,
	Series 2001, AMT,
	6.250% 10/01/35(g)	2,000,000	420,120
	Air Transportation Total		420,120
Airports – 0.7%
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC,
	5.250% 07/01/20	750,000	818,333
CA San Francisco City & County Airports Commission
	Series 2001-27B,
	Insured: FGIC,
	5.000% 05/01/21	2,250,000	2,332,800
	Airports Total		3,151,133
Ports – 0.7%
CA Long Beach Harbor Revenue
	Series 2000 A, AMT,
	5.375% 05/15/24	3,000,000	3,135,240
	Ports Total		3,135,240
Toll Facilities – 1.7%
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Insured: MBIA,
	5.000% 01/01/35	2,000,000	2,065,300
	Series 1999:
	5.750% 01/15/40	4,000,000	4,094,880
	Insured: MBIA,
	5.125% 01/15/15	2,000,000	2,133,280
	Toll Facilities Total		8,293,460
Transportation – 0.4%
CA San Francisco Bay Area Rapid Transit
	Series 2005 A,
	Insured: MBIA,

17

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	4.250% 07/01/25	2,000,000	1,945,760
	Transportation Total		1,945,760
	TRANSPORTATION TOTAL		16,945,713
UTILITIES – 16.0%
Independent Power Producers – 0.2%
PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	795,000	864,555
	Independent Power Producers Total		864,555
Investor Owned – 1.8%
CA Chula Vista Industrial Development Revenue
	Enova Corp.,
	Series 1996 B, AMT,
	5.500% 12/01/21	2,000,000	2,124,620
	San Diego Gas D,
	Series 2005, AMT,
	5.000% 12/01/27	3,500,000	3,546,620
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1996 A,
	Insured: AMBAC,
	5.900% 06/01/14	2,650,000	3,037,032
	Investor Owned Total		8,708,272
Joint Power Authority – 0.2%
CA MSR Public Power Agency
	Series 2001 I,
	Insured: MBIA,
	5.000% 07/01/12	1,000,000	1,068,310
	Joint Power Authority Total		1,068,310
Municipal Electric – 5.9%
CA Central Valley Financing Authority
	Series 1993,
	6.000% 07/01/09	300,000	302,610
CA Los Angeles Department Water And Power Revenue
	Power Systems,
	Series 2005,
	Insured: FSA,
	4.750% 07/01/27	5,000,000	5,106,450
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: MBIA,
	6.500% 09/01/13	1,500,000	1,725,225

18

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Series 1997 K,
	Insured: AMBAC:
	5.700% 07/01/17	1,900,000	2,191,764
	5.250% 07/01/24	2,220,000	2,513,706
	Series 2001 N,
	Insured: MBIA,
	5.000% 08/15/28	2,000,000	2,061,360
	Series 2001 P,
	Insured: FSA,
	5.250% 08/15/20	1,000,000	1,078,010
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	4,000,000	4,680,200
	Series 2003 A-1,
	Insured: AMBAC,
	5.000% 07/01/25	1,000,000	1,053,600
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	(a) 07/01/17	2,490,000	1,545,742
	Series 2000 HH,
	Insured: FSA,
	5.250% 07/01/29	5,000,000	5,329,150
	Municipal Electric Total		27,587,817
Water & Sewer – 7.9%
CA Big Bear Lake
	Series 1996,
	Insured: MBIA,
	6.000% 04/01/15	1,350,000	1,544,805
CA Contra Costa Water District
	Series 2002 L,
	Insured: FSA,
	5.000% 10/01/24	1,920,000	2,020,339
CA Department of Water Resources
	Series 2001 W,
	Insured: FSA,
	5.500% 12/01/14	2,000,000	2,263,100
CA East Bay Municipal Utility District Water System Revenue
	Series 2001,
	Insured: MBIA,
	5.000% 06/01/26	2,750,000	2,838,083
CA Eastern Municipal Water District
	Certificates of Participation,
	Series 1991,
	Insured: FGIC,
	6.750% 07/01/12	1,000,000	1,160,370
CA Elsinore Valley Municipal Water District
	Certificates of Participation,
	Series 1992 A,
	Insured: FGIC,
	6.000% 07/01/12	2,500,000	2,834,825

19

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Fresno
	Series 1993 A-1,
	Insured: AMBAC,
	6.250% 09/01/14	5,000,000	5,895,100
CA Los Angeles Department of Water & Power
	Series 2001 A:
	5.125% 07/01/41	3,000,000	3,068,880
	Insured: FGIC,
	5.125% 07/01/41	3,000,000	3,077,520
CA Manteca Financing Authority
	Series 2003 B,
	Insured: MBIA,
	5.000% 12/01/33	870,000	874,106
CA Metropolitan Water District of Southern California
	Unrefunded,
	Series 1993 A,
	5.750% 07/01/21	3,635,000	4,260,475
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA,
	5.500% 05/01/29	2,000,000	2,297,060
CA Sacramento County Sanitation District
	Series 2001,
	Insured: AMBAC,
	5.500% 12/01/18	2,000,000	2,279,280
CA San Diego Public Facilities Financing Authority
	Series 1999 B,
	Insured: FGIC,
	5.000% 05/15/29	1,400,000	1,437,072
CA Santa Maria Water & Wastewater
	Series 1997 A,
	Insured: AMBAC,
	(a) 08/01/14	2,000,000	1,410,360
	Water & Sewer Total		37,261,375
	UTILITIES TOTAL		75,490,329
	Total Municipal Bonds (cost of $424,037,656)		459,186,279

		Shares
Investment Company – 0.0%
	Dreyfus California Tax-Exempt Money Market Fund	1	1
	Total Investment Company (cost of $1)		1

20

		Par ($)	Value ($)
Short-Term Obligations – 2.5%
VARIABLE RATE DEMAND NOTES (h) – 2.5%
CA Department of Water Resources
	Series 2002 B-6,
	2.760% 05/01/22	1,400,000	1,400,000
CA Economic Recovery
	Series 2004 C-7,
	2.780% 07/01/23	1,800,000	1,800,000
	Series 2004 C-8,
	2.770% 07/01/23	1,300,000	1,300,000
	Series 2004 C-9:
	2.770% 07/01/23	300,000	300,000
	2.850% 07/01/23	1,100,000	1,100,000
CA Irvine Improvement Bond Act 1915
	Assessment District No. 94-13,
	Series 1997,
	2.760% 09/02/22(c)	3,400,000	3,400,000
	Assessment District No. 97-16,
	Series 1997,
	2.760% 09/02/22	500,000	500,000
CA Irvine Ranch Water District
	Capital Improvement Project,
	Series 1986,
	2.800% 08/01/16	1,100,000	1,100,000
MS Jackson County Pollution Control
	Series 1993,
	2.820% 06/01/23	100,000	100,000
NE Lancaster County Hospital Authority No. 1
	Bryanlgh Medical Center,
	Series 2002,
	Insured: AMBAC,
	3.070% 06/01/18	700,000	700,000
	VARIABLE RATE DEMAND NOTES TOTAL		11,700,000

	Total Short-Term Obligations (cost of $11,700,000)		11,700,000

21

Total Investments – 100.0% (cost of $435,737,657)(i)(j)	470,886,280

Other Assets & Liabilities, Net – 0.0%	(189,957)

Net Assets – 100.0%	470,696,323

Notes to Investment Portfolio:

*

Security Valuation: Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At January 31, 2006, the value of these securities amounted to 1.0% of net assets.

Addition information on these restricted securities is as of follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority:
Crossroads Schools of Arts & Sciences,
Series 1998,
6.000% 08/01/28	8/21/98	$1,805,000
Eskaton Village – Grass Valley:
Series 2000,
8.250% 11/15/31	9/8/00	2,470,000
		$4,275,000

(c)	The interest rate shown on floating or variable rate securities reflects the rate at January 31, 2006.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the value of this security, which is not illiquid, represents 0.4% of net assets.

22

(e)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2006, the total market value of securities pledged amounted to $605,979.

(g)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At January 31, 2006, the value of this security represents 0.1% of net assets.

(h)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2006.

(i)	Cost for federal income tax purposes is $435,689,463.

(j)	Unrealized appreciation and depreciation at January 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$37,268,121	$(2,071,304)	$35,196,817

At January 31, 2006, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
U.S Treasury Bonds	37	$4,175,219	$4,208,954	Mar-06	$(33,735)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Co.
IFRN	Inverse Floating Rate Note
MBIA	MBIA Insurance Corp.

23

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.5%
EDUCATION – 3.3%
Education – 2.8%
CT Health & Educational Facilities Authority
	Trinity College,
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	1,000,000	1,162,520
DC Revenue
	Georgetown University,
	Series 1988 C,
	Insured: MBIA
	5.050% 04/01/11	3,050,000	3,185,847
GA Private Colleges & Universities Authority
	Emory University,
	Series 2005 A,
	5.000% 09/01/14	14,000,000	15,223,460
HI University of Hawaii
	Series 2002 A,
	Insured: FGIC
	5.500% 07/15/14	1,000,000	1,101,180
IL Educational Facilities Authority
	Illinois Wesleyan University,
	Series 1997,
	Insured: MBIA
	5.650% 09/01/26	3,000,000	3,147,150

IL Finance Authority
	DePaul University,
	Series 2004 A,:
	5.375% 10/01/17	1,000,000	1,087,690
	5.375% 10/01/18	2,000,000	2,181,580
IL University
	Auxiliary Facilities Systems,
	Series 1996,
	Insured: MBIA
	5.000% 10/01/07	165,000	169,397
IN Ivy Tech State College
	Series 1997 E,
	Insured: AMBAC
	5.050% 07/01/09	1,000,000	1,035,370
IN University
	Series 1998 L,:
	5.000% 08/01/09	1,520,000	1,586,834
	5.000% 08/01/10	2,510,000	2,620,992
KS Development Finance Authority
	Board of Regents Scientific Research,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/19	2,000,000	2,132,860
	Regents-Wichita University,
	Series 2000 B,
	Insured: AMBAC
	5.900% 04/01/15	2,000,000	2,176,960

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
KS Washburn University
	Topeka Living Learning,
	Insured: AMBAC
	5.000% 07/01/18	900,000	961,101
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	615,030
MA Industrial Finance Agency
	Babson College,
	Series 1998 A,
	Insured: MBIA
	5.000% 10/01/18	1,000,000	1,043,300
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/12	2,000,000	2,200,020
MD Health & Higher Educational Facilities Authority
	Johns Hopkins University,
	Series 1998,
	6.000% 07/01/10	1,500,000	1,656,705
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,128,870
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,135,920
MS University Educational Building Corp.
	Series 1998,
	Insured: MBIA:
	5.250% 08/01/12	1,000,000	1,057,580
	5.250% 08/01/13	1,000,000	1,057,580
PA Erie Higher Education Building Authority
	Mercyhurst College,
	Series 2004 B,
	5.000% 03/15/14	255,000	264,777
PA Higher Educational Facilities Authority
	Bryn Mawr College,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/12	1,500,000	1,638,705
	State Systems Higher Education,
	Series 2001 T,
	Insured: AMBAC
	5.000% 06/15/12	750,000	796,853
	University of Sciences,
	Series 2005 A,
	Insured: XLC
	5.000% 11/01/16	360,000	386,003

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	Widener University,
	Series 2003,
	5.000% 07/15/10	500,000	524,935
PA Lancaster County Higher Education Authority
	Franklin & Marshall College,
	Series 2003 A,
	5.000% 04/15/10	500,000	527,745
PA University
	Series 2002,
	5.250% 08/15/11	1,000,000	1,083,370
RI Health & Educational Building Corp.
	Series 2003,
	Insured: XLC
	5.250% 04/01/15	1,500,000	1,618,650
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC:
	6.000% 12/01/08	1,505,000	1,609,477
	6.000% 12/01/09	595,000	648,187
	6.000% 12/01/16	500,000	578,695
TX University
	Series 2004 B,
	5.250% 08/15/16	2,000,000	2,215,240
	Education Total		59,560,583
Student Loan – 0.5%
IA Student Loan Liquidity Corp.
	Series 1998 J, AMT,
	Insured: AMBAC
	4.800% 06/01/09	9,650,000	9,898,198
	Student Loan Total		9,898,198
	EDUCATION TOTAL		69,458,781
HEALTH CARE – 6.5%
Continuing Care Retirement – 0.4%
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/18	1,000,000	1,021,130
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana,
	Series 2005,
	5.250% 11/15/25	6,000,000	6,137,880

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
PA Delaware County Authority
	Dunwoody Village, Inc.,
	Series 2003 A,
	5.000% 04/01/09	500,000	518,020
	Continuing Care Retirement Total		7,677,030
Hospitals – 6.1%
AR Washington County Hospital
	Washington Regional Medical Center,
	Series 2005 B,:
	5.000% 02/01/16	1,000,000	1,039,450
	5.000% 02/01/17	2,000,000	2,068,400
CA Health Facilities Financing Authority
	Catholic West H,
	Series 2004,
	4.450% 07/01/26	1,010,000	1,033,139
	Series 2005,
	5.000% 11/15/18	2,500,000	2,614,650
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/19	10,390,000	10,748,351
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2004 I,
	3.450% 04/01/35	1,000,000	969,490
FL Highlands County Health Facilities Authority
	Adventist Health System/Sunbelt, Inc.,
	Series 2005 B,
	5.000% 11/15/22	1,000,000	1,034,360
	Adventist Hinsdale Hospital,
	Series 2005 A,
	5.000% 11/15/22	1,000,000	1,034,360
FL North Broward Hospital District
	Series 1997,
	Insured: MBIA
	5.250% 01/15/11	2,460,000	2,524,255
FL Tampa Health Systems
	Catholic Health East,
	Series 1998 A-1,
	Insured: MBIA:
	5.500% 11/15/13	6,080,000	6,721,197
	5.500% 11/15/14	6,000,000	6,677,460
GA Fulton DeKalb Hospital Authority
	Series 2003,
	Insured: FSA
	5.250% 01/01/16	1,000,000	1,086,190
KS Development Finance Authority Health Facilities
	Sisters of Charity Leavenworth Project,
	Series 1998,
	Insured: MBIA
	5.000% 12/01/14	955,000	994,279

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
KS Lawrence Memorial Hospital
	Series 2003,
	5.250% 07/01/11	1,005,000	1,063,340
KS Manhattan Hospital
	Mercy Health Care Center,
	Series 2001,
	Insured: FSA
	5.250% 08/15/10	1,005,000	1,073,420
KS University Hospital Authority
	Health System,
	Series 1999 A,
	Insured: AMBAC
	5.350% 09/01/12	1,265,000	1,333,234
KS Wichita Hospital
	Series 2001 III,
	6.250% 11/15/18	5,000,000	5,493,200
MA Health & Educational Facilities Authority
	Partners HealthCare System, Inc.,:
	Series 1997 A,
	Insured: MBIA
	5.375% 07/01/17	2,000,000	2,065,300
	Series 2001 C,:
	6.000% 07/01/14	1,000,000	1,106,110
	6.000% 07/01/17	1,250,000	1,375,575
NC Medical Care Commission Health Care Facilities
	Carolina Medicorp, Inc.,
	Series 1996,
	5.125% 05/01/16	4,000,000	4,071,560
	Health Care facilities,
	Pitt County Memorial Hospital,:
	Series 1998 A,
	4.400% 12/01/08	3,135,000	3,214,002
	Series 1998 B,
	5.000% 12/01/18	3,000,000	3,121,020
	Novant Health, Inc.,
	Series 2003 A,
	5.000% 11/01/11	3,505,000	3,718,349
NJ Health Care Facilities Financing Authority
	Atlantic Health Systems,
	Series 1997 A,
	Insured: AMBAC
	6.000% 07/01/12	1,500,000	1,690,845
NM Farmington Hospital
	San Juan Regional Medical Center, Inc.,
	Series 2004 A,
	5.125% 06/01/18	500,000	521,910

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005,:
	5.000% 08/01/14	730,000	761,361
	5.000% 08/01/15	545,000	566,435
OH Lakewood Hospital Improvement
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	1,400,000	1,500,548
OH Lorain County Hospital
	Catholic Healthcare Partnerships,
	Series 2001 A,:
	5.625% 10/01/14	6,135,000	6,644,082
	5.625% 10/01/15	3,000,000	3,237,900
	5.625% 10/01/16	3,000,000	3,230,820
OK Development Finance Authority
	Duncan Regional Hospital, Inc.,
	Series 2003 A,
	5.000% 12/01/15	1,545,000	1,608,484
PA Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series 2005 A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	267,408
TN Knox County Health, Educational & Housing Facilities Board
	Fort Sanders Alliance,
	Series 1993,
	Insured: MBIA
	7.250% 01/01/09	300,000	330,531
TN Shelby County Health, Educational & Housing Facilities Board
	Methodist Health Systems,
	Series 1995,
	Insured: MBIA
	6.250% 08/01/09	10,000	10,814
	St. Jude’s Children’s Research,
	Series 1999,
	5.375% 07/01/24	9,000,000	9,356,940
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,098,760
TX Harris County Health Facilities Development Corp.
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: MBIA
	6.000% 06/01/13	2,170,000	2,442,617
TX Jefferson County Health Facilities Development Corp.
	Baptist Hospitals,
	Series 2001,
	Insured: AMBAC
	5.200% 08/15/21	3,485,000	3,657,473

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
TX North Central Health Facilities Development Corp.
	Baylor Healthcare Systems,
	Series 1995,
	Insured: AMBAC
	5.500% 05/15/13	5,210,000	5,344,678
TX Tarrant County Health Facilities Development Corp.
	Texas Health Resources Systems,
	Series 1997 A,
	Insured: MBIA:
	5.250% 02/15/17	5,000,000	5,241,550
	5.750% 02/15/10	3,805,000	4,033,186
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,622,145
VA Prince William County Industrial Development Authority Hospital
	Potomac Hospital Corp.,
	Series 2003,
	5.500% 10/01/18	1,000,000	1,088,950
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 1999 A,
	5.600% 02/15/29	7,615,000	7,790,678
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	6.750% 09/01/22	1,535,000	1,689,053
	Hospitals Total		129,917,859
	HEALTH CARE TOTAL		137,594,889
HOUSING – 3.0%
Assisted Living / Senior – 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
	Series 1999 A,
	Insured: GNMA
	6.300% 09/20/38	3,715,000	4,000,460
	Assisted Living / Senior Total		4,000,460
Multi-Family – 1.2%
CA ABAG Finance Authority for Nonprofit Corps.
	Northbay Properties II LP,
	Series 2000 A, AMT,
	6.400% 08/15/30	1,000,000	1,048,700
	Winterland San Francisco Partners LP,
	Series 2000 B,
	6.250% 08/15/30	8,000,000	8,387,520

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
CA Statewide Communities Development Authority
	Irvine Apartment Communities LP,
	Series 1998 A-4,
	5.250% 05/15/25	1,750,000	1,808,100
IL Chicago Housing Authority
	Capital Program,
	Series 2001,:
	5.250% 07/01/12	5,975,000	6,432,326
	5.375% 07/01/13	5,000,000	5,394,350
NC Medical Care Commission
	ARC/HDS Alamance Housing Corp.,
	Series 2004 A,:
	4.650% 10/01/14	575,000	573,747
	5.500% 10/01/24	1,575,000	1,624,912
	Multi-Family Total		25,269,655
Single-Family – 1.6%
AK Housing Finance Corp.
	Series 1997 A,
	Insured: MBIA
	6.000% 06/01/27	4,535,000	4,687,195
AZ Tucson & Pima County Industrial Development Authority
	Series 2001 A-1, AMT,
	Insured: GNMA:
	6.000% 07/01/21	440,000	446,446
	6.350% 01/01/34	285,000	289,985
FL Escambia County Housing Finance Authority
	Series 1999, AMT,
	Insured: FSA
	4.500% 10/01/09	2,130,000	2,174,048
FL Pinellas County Housing Authority
	Affordable Housing,
	Series 2001,
	Insured: FSA
	4.600% 12/01/10	7,000,000	7,221,060
IA Finance Authority
	Series 1997 F,
	Insured: GNMA
	5.550% 01/01/16	670,000	684,418
KS Sedgwick & Shawnee Counties
	Mortgage Backed Securities Program,
	Series 2003, AMT,
	Insured: GNMA
	6.050% 06/01/27	750,000	792,367
ME Housing Authority Mortgage
	Series 1997 C-1,
	5.700% 11/15/15	1,705,000	1,762,032

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
NC Housing Finance Agency
	Series 1994 Y,
	6.300% 09/01/15	300,000	302,754
	Series 1997 RR, AMT,
	Insured: FHA
	5.850% 09/01/28	1,320,000	1,351,548
NH Housing Finance Authority
	Series 1993 B,
	Insured: FHA
	5.850% 07/01/10	265,000	265,366
NM Mortgage Finance Authority
	Series 1997 C-2, AMT,
	Insured: GNMA
	5.950% 07/01/17	270,000	272,028
	Series 1997 E-2, AMT,
	Insured: GNMA
	5.600% 07/01/17	780,000	799,960
	Series 1998 B-3,
	Insured: GNMA
	5.500% 07/01/28	455,000	466,066
	Series 2001 B-2, AMT,
	Insured: GNMA
	6.200% 09/01/32	2,050,000	2,068,983
	Series 2002 B-2, AMT,
	Insured: GNMA
	6.350% 03/01/33	1,575,000	1,640,567
	Series 2002 PG-A-2, AMT,
	Insured: GNMA
	6.450% 03/01/33	1,180,000	1,193,287
OH Housing Finance Agency
	Residential Mortgage,
	Series 1998 B-2, AMT,
	Insured: GNMA
	4.800% 09/01/07	805,000	810,128
OR Housing & Community Services Department Mortgage
	Series 1996 A,
	5.500% 07/01/08	5,000	5,131
	Series 1997 H, AMT,
	5.150% 07/01/09	80,000	82,314
	Series 1998 D, AMT,
	4.600% 07/01/07	10,000	10,119
	Series 2000 H,
	Insured: FHA
	5.550% 07/01/21	145,000	150,153
TN Housing Development Agency
	Home Ownership Program,:
	Series 1988, AMT,
	4.750% 07/01/08	1,085,000	1,109,054
	Series 1997-3A, AMT,
	(a) 01/01/08	2,500,000	2,299,925

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	Series 1998, AMT,:
	4.850% 07/01/09	1,135,000	1,168,448
	4.950% 07/01/10	1,190,000	1,230,829
WI Housing & Economic Development Authority
	Series 1997 G,
	5.350% 03/01/12	1,920,000	1,983,610
	Single-Family Total		35,267,821
	HOUSING TOTAL		64,537,936
INDUSTRIALS– 1.3%
Chemicals – 0.5%
TX Guadalupe Blanco River Authority
	Sewer & Solid Waste Disposal Facility,
	E.I. DuPont de Nemours & Co.,
	Series 1999, AMT,
	5.500% 05/01/29	10,650,000	10,972,056
	Chemicals Total		10,972,056
Forest Products & Paper – 0.7%
LA Morehouse Parish Pollution Control
	International Paper Co.,
	Series 2001 A,
	5.250% 11/15/13	8,525,000	8,831,218
TX Gulf Coast Waste Disposal Authority
	Series 2002 A, AMT,
	6.100% 08/01/24	5,750,000	6,074,530
	Forest Products & Paper Total		14,905,748
Other Industrial Development Bonds – 0.1%
MI Strategic Fund Limited Obligation
	NSF International,
	Series 2004,
	5.000% 08/01/13	820,000	862,099
PA Industrial Development Authority Economic Development
	Series 2002,
	Insured: AMBAC
	5.250% 07/01/11	1,000,000	1,078,980
	Other Industrial Development Bonds Total		1,941,079
	INDUSTRIALS TOTAL		27,818,883
OTHER – 17.6%
Pool / Bond Bank – 1.8%
AK Industrial Development & Export Authority
	Series 1998 A, AMT,
	Insured: MBIA
	5.250% 04/01/12	3,345,000	3,466,423

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool / Bond Bank – (continued)
KS Development Finance Authority
	Water Pollution Contraol Revolving Fund,
	Series 2001 II,
	5.500% 05/01/14	1,000,000	1,122,150
	Water Pollution Revolving Fund II,
	Series 2002,
	5.500% 11/01/15	105,000	115,927
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	3,003,150
	Series 2004 A,
	5.250% 08/01/17	2,920,000	3,258,983
ME Municipal Bond Bank
	Series 1998 A,
	Insured: FSA
	5.250% 11/01/08	855,000	897,451
	Series 2002 A,
	5.375% 11/01/16	355,000	385,179
NY Dormitory Authority
	Series 2002 A,
	Insured: MBIA
	5.250% 10/01/12	2,420,000	2,641,938
NY Environmental Facilities Corp.
	Pollution Control,
	Series 1994,
	5.750% 06/15/09	10,000	10,743
OH Water Development Authority
	Pollution Control,
	Series 2005 B,
	(a) 06/01/15	2,000,000	1,365,360
PA Delaware Valley Regional Financing Authority
	Local Government,:
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,246,000
	Series 2002,:
	5.500% 07/01/12	15,000,000	16,332,600
	5.750% 07/01/17	2,000,000	2,265,180
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Insured: FGIC
	5.500% 12/01/22	835,000	898,694
	Pool / Bond Bank Total		38,009,778
Refunded / Escrowed(b) – 15.1%
AL Birmingham Industrial Water Supply Board
	Series 1978,
	Pre-refunded 01/01/07,
	6.000% 07/01/07	2,500,000	2,575,550

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
AL Birmingham Medical Clinic Board
	Baptist Medical Centers,
	Series 1979,
	Escrowed to Maturity,
	8.300% 07/01/08	510,000	542,023
AL Jefferson County Sewer
	Series 2002 D,
	Pre-refunded 08/01/12,
	Insured: FGIC
	5.000% 02/01/38	16,420,000	17,728,838
AL Special Care Facilities Financing Authority
	Charity Obligation Group,
	Series 1999 A,
	Escrowed to Maturity,
	4.625% 11/01/10	3,265,000	3,393,021
AZ Maricopa County Hospital
	Samaritan Health Services,
	Series 1978,
	Escrowed to Maturity,
	7.625% 01/01/08	560,000	584,063
AZ School Facilities Board Certificates of Participation
	Series 2003 A,
	Pre-refunded 03/01/13,
	Insured: MBIA
	5.250% 09/01/14	10,000,000	10,942,800
CA Health Facilities Financing Authority
	Catholic West H,
	Series 2004 H,
	Pre-refunded 07/01/11
	4.450% 07/01/26	90,000	93,822
CA Los Angeles Unified School District
	Series 1998 B,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.000% 07/01/18	10,000,000	10,488,700
CA State
	Series 2000,
	Pre-refunded 12/01/10,
	5.000% 12/01/16	2,610,000	2,780,198
CO Department of Transportation
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: AMBAC:
	6.000% 06/15/12	2,750,000	3,040,977
	6.000% 06/15/15	2,750,000	3,040,977
CO Douglas County School District No. RE-1
	Series 2001,
	Pre-refunded 12/15/11,
	Insured: MBIA
	5.250% 12/15/13	7,385,000	8,036,726

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
CT Special Tax Obligation
	Transportation Infrastructure,:
	Series 1999 A,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.625% 12/01/19	1,520,000	1,652,726
	Series 2001 A,
	Pre-refunded 10/01/11,
	Insured: FSA
	5.375% 10/01/17	1,000,000	1,092,880
FL Orange County Tourist Development Tax
	Series 2000,
	Pre-refunded 10/01/09,
	Insured: AMBAC
	5.500% 10/01/31	3,000,000	3,214,230
FL Tampa Water & Sewer
	Series 1987,
	Escrowed to Maturity,
	6.800% 10/01/07	875,000	904,916
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.500% 01/01/22	2,725,000	2,950,739
GA Atlanta Water & Wastewater
	Series 1999 A,
	Pre-refunded 05/01/09,
	Insured: FGIC
	5.000% 11/01/38	3,420,000	3,616,411
GA Finance & Investment Commission
	Series 1999 D,
	Pre-refunded 11/01/09,:
	5.800% 11/01/10	3,000,000	3,303,060
	5.800% 11/01/12	4,000,000	4,404,080
GA Municipal Electric Authority
	Series 1998 Y,:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	165,000	187,161
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	45,000	50,738
HI Honolulu City & County
	Series 1995 A,
	Escrowed to Maturity,
	Insured: MBIA:
	6.000% 11/01/10	135,000	149,519
	6.000% 11/01/10	365,000	404,256
IL Chicago Board of Education
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: FGIC:
	5.500% 12/01/31	10,000,000	10,858,600
	5.600% 12/01/18	1,300,000	1,417,338

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
IL Chicago Emergency Telephone Systems
	Series 1993,
	Escrowed to Maturity,
	Insured: FGIC
	5.550% 01/01/08	1,000,000	1,040,100
IL Chicago
	Series 1999 A,:
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 01/01/08	605,000	623,138
	Pre-refunded 01/01/09,
	Insured: FGIC
	5.000% 01/01/15	3,855,000	4,057,542
	Series 2000 C,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.750% 01/01/13	310,000	340,830
IL Cook County
	Series 1990,
	Escrowed to Maturity,
	Insured: MBIA
	7.250% 11/01/07	690,000	718,573
IL Health Facilities Authority
	Galesburg Cottage Hospital,
	Series 2000,
	Pre-refunded 05/01/10,
	Insured: RAD
	6.000% 05/01/15	1,500,000	1,643,265
IL State
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: MBIA
	5.750% 06/01/15	6,850,000	7,463,486
	Series 2002,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.375% 12/01/13	10,000,000	11,036,300
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	2,938,477
IN Transportation Financing Authority
	Series 1998 A,
	Pre-refunded 12/01/08,
	Insured: MBIA:
	5.250% 12/01/13	1,000,000	1,058,890
	5.250% 12/01/14	1,500,000	1,588,335
KS Department of Transportation
	Series 1998,
	Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,767,890

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
KS Development Finance Authority
	Athletic Facilities,
	Series 1998 A,
	Pre-refunded 06/01/08,
	4.800% 06/01/13	4,500,000	4,641,300
	Water Pollution Revolving Fund II,
	Series 2002,
	Pre-refunded 11/01/12,
	5.500% 11/01/15	895,000	995,249
KS Labette County Single Family Mortgage
	Capital Accumulator Bonds,
	Series 1998 A,
	Escrowed to Maturity,
	(a) 12/01/14	2,175,000	1,523,935
MA Massachusetts Bay Transportation Authority
	Series 1994 A,
	Escrowed to Maturity,
	7.000% 03/01/07	55,000	57,166
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	2,750,000	3,003,440
MA State
	Series 2000 B,
	Pre-refunded 06/01/10,
	5.250% 06/01/17	1,500,000	1,600,080
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/16	3,000,000	3,266,250
ME Governmental Facilities Authority
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	5.625% 10/01/19	1,000,000	1,083,800
ME Municipal Bond Bank
	Series 2000 D,
	Pre-refunded 11/01/10,
	Insured: MBIA
	5.700% 11/01/21	1,000,000	1,103,000
MI Hospital Finance Authority
	Ascension Health Credit,
	Series 1999 A,
	Pre-refunded 11/15/09,
	Insured: MBIA
	5.750% 11/15/18	5,000,000	5,433,950
MI South Lake Schools
	Series 1997,
	Pre-refunded 05/01/08,
	Insured: FGIC
	5.250% 05/01/12	1,850,000	1,923,722
NC Public Improvement
	Series 1999 A,
	Pre-refunded 03/01/09,
	5.250% 03/01/12	2,500,000	2,671,300

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
NH Municipal Bond Bank
	Series 1999 B,
	Pre-refunded 08/15/09,
	Insured: FSA
	5.250% 08/15/11	750,000	801,765
NJ Transportation Trust & Authority
	Series 1997 A,
	Pre-refunded 06/15/08,
	5.000% 06/15/14	10,000,000	10,368,700
NJ Turnpike Authority
	Series 1972 G,
	Escrowed to Maturity,
	5.750% 01/01/09	1,510,000	1,574,069
	Series 2000 A,:
	Escrowed to Maturity,
	Insured: MBIA:
	6.000% 01/01/11	875,000	971,320
	6.000% 01/01/13	925,000	1,054,962
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	3,000,000	3,249,540
NV Capital Improvement & Cultural Affairs
	Series 1999 A,
	Pre-refunded 02/01/09,:
	5.500% 02/01/11	1,000,000	1,068,360
	5.500% 02/01/18	1,500,000	1,602,540
NV Clark County School District
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: MBIA
	6.000% 06/15/16	635,000	699,192
NV Municipal Bond Bank
	Series 1998 A,
	Pre-refunded 05/15/08,
	5.250% 05/15/16	6,570,000	6,835,888
NY Dormitory Authority
	Columbia University,
	Series 2001 A,
	Pre-refunded 07/01/11,
	5.250% 07/01/20	2,000,000	2,167,840
NY Environmental Facilities Corp.
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/09	440,000	473,172
	Series 1994,
	Escrowed to Maturity,
	5.750% 06/15/09	50,000	53,770
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	3,000,000	3,422,340
	Series 1996 A,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.750% 07/01/11	1,000,000	1,055,480

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
	Series 1997 C-1,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.250% 07/01/17	2,165,000	2,270,176
	Series 1998 A,
	Pre-refunded 07/01/11,
	Insured: FSA
	5.500% 07/01/15	1,530,000	1,680,537
	Series 1998 R,
	Escrowed to Maturity,
	5.500% 07/01/14	1,740,000	1,840,485
NY New York City Transitional Finance Authority
	Series 1998 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	170,000	189,508
NY Thruway Authority
	Series 2000,
	Pre-refunded 04/01/10,
	Insured: AMBAC
	5.375% 04/01/18	1,000,000	1,084,770
OH Higher Education Capital Facilities
	Series 2000 B,
	Pre-refunded 05/01/10,
	5.625% 05/01/15	1,000,000	1,084,540
OH Infrastructure Improvement
	Series 1999 A,
	Pre-refunded 02/01/10,
	5.750% 02/01/11	2,280,000	2,493,362
	Series 2000,
	Pre-refunded 02/01/10,
	5.750% 02/01/16	1,000,000	1,084,860
OH London City School District
	Series 2001,
	Pre-refunded 12/01/11,
	Insured: FGIC
	5.500% 12/01/15	375,000	412,789
OH Montgomery County Hospital
	Kettering Medical Center,
	Series 1999,
	Pre-refunded 04/01/10,
	6.500% 04/01/13	6,060,000	6,793,684
OH Water Development Authority
	Water Pollution Control Revenue,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	6,044,552
OR Department of Transportation
	Highway User Tax,
	Series 2000,
	Pre-refunded 11/15/10,
	5.750% 11/15/15	2,000,000	2,194,860

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
OR Portland Airport Way Urban Renewal & Redevelopment Tax Increment
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: AMBAC
	6.000% 06/15/15	750,000	832,590
PA Central Duaphin School District
	Series 1998 AA,:
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 12/01/13	205,000	222,825
	Pre-refunded 12/01/08,
	Insured: MBIA
	5.000% 12/01/13	1,295,000	1,350,814
PA Chambersburg Area School District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.000% 06/15/12	300,000	319,191
PA Chester County
	Series 1998,
	Pre-refunded 06/15/08,
	5.000% 06/15/15	500,000	518,205
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/21	2,210,000	1,104,624
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.500% 12/01/22	165,000	179,396
PA Philadelphia School District
	Series 2000 A,
	Pre-refunded 02/01/11,
	Insured: FSA
	5.750% 02/01/13	1,000,000	1,101,090
	Series 2002 A,
	Pre-refunded 02/01/12,
	Insured: FSA
	5.500% 02/01/15	1,000,000	1,103,410
PA Saucon Valley School District
	Series 1998,
	Pre-refunded 04/15/08,
	Insured: AMBAC:
	5.150% 10/15/13	835,000	866,079
	5.200% 10/15/14	880,000	913,678
PA Scranton School District
	Series 1998,:
	Escrowed to Maturity,
	Insured: AMBAC
	4.750% 04/01/08	780,000	802,113

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
	Pre-refunded 04/01/08,
	Insured: AMBAC
	5.200% 04/01/11	1,895,000	1,966,385
PA State
	Series 2001,
	Pre-refunded 01/15/11,
	5.125% 01/15/16	10,000,000	10,804,200
PA Tunkhannock Area School District
	Series 1998,
	Pre-refunded 01/15/08,
	Insured: AMBAC:
	5.100% 07/15/12	1,175,000	1,213,681
	5.150% 07/15/14	1,245,000	1,287,156
PA Warwick School District
	Lancaster County,
	Series 2001,
	Pre-refunded 08/15/11,
	Insured: FGIC
	5.250% 02/15/12	750,000	814,178
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/17	1,000,000	1,141,440
SD Health & Educational Facilities Authority
	Rapid City Regional Hospital,
	Series 1996,
	Escrowed to Maturity,
	7.750% 09/01/07	730,000	760,609
TN Blount County
	Public Building Authority
	Series 1998,
	Pre-refunded 04/01/08,
	Insured: FGIC
	5.000% 04/01/19	500,000	521,415
TN Madison County
	Series 2002,
	Pre-refunded 04/01/2012,
	5.000% 04/01/13	1,160,000	1,248,369
TN Memphis
	Series 2000,
	Pre-refunded 04/01/08,
	5.000% 04/01/17	2,500,000	2,607,075
TN Shelby County Health, Educational & Housing Facilities Board
	Methodist Health Systems,
	Series 1995,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 08/01/09	490,000	534,198
TN State
	Series 1999 B,
	Pre-refunded 05/01/09,
	Insured: FSA
	5.250% 05/01/17	2,000,000	2,112,820

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
TN Tennergy Corp.
	Series 1999,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 06/01/07	1,500,000	1,533,390
TN Williamson County
	Series 2000,
	Pre-refunded 03/01/10,
	5.350% 03/01/17	1,200,000	1,286,112
TX Fort Worth Higher Education Finance Corp.
	Texas Christus University Project,
	Series 1997,
	Pre-refunded 03/15/08,
	5.000% 03/15/17	2,190,000	2,262,292
TX Garland
	Series 2000,
	Pre-refunded 02/15/09,
	5.500% 02/15/12	3,120,000	3,308,074
TX Harris County Health Facilities Development Corp.
	Christus Health,
	Series 1999 A,
	Pre-refunded 07/01/09,
	Insured: MBIA:
	5.375% 07/01/19	5,000,000	5,345,350
	5.625% 07/01/11	5,790,000	6,236,177
TX Harris County
	Series 1992,
	Escrowed to Maturity,
	6.000% 12/15/10	1,000,000	1,110,100
TX Houston
	Series 1979,
	Escrowed to Maturity,
	6.400% 12/01/14	5,370,000	6,016,924
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,343,495
TX North Central, Health Facilities Development Corp.
	Presbyterian Healthcare Residential,
	Series 1996 B,
	Pre-refunded 06/01/06,
	Insured: MBIA
	5.500% 06/01/16	5,000,000	5,679,300
TX San Antonio
	Series 2002,
	Escrowed to Maturity,
	5.000% 08/01/10	145,000	154,026

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(b) – (continued)
TX Travis County Health Facilities Development Corp.
	Ascension Health Credit,
	Series 1999 A,
	Pre-refunded 11/15/09,
	Insured: AMBAC
	5.875% 11/15/24	4,500,000	4,917,015
TX West University Place
	Series 1998,
	Pre-refunded 02/01/08,
	Insured: FSA
	5.100% 02/01/12	1,215,000	1,255,702
WA King County
	Series 2002,
	Escrowed to Maturity,
	5.500% 12/01/13	970,000	1,084,247
WA Port of Seattle
	Series 1996 B, AMT,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/08	200,000	210,320
WA Seattle
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.875% 10/01/10	2,300,000	2,512,382
WA State
	Series 1990 AT-5,
	Escrowed to Maturity,
	(a) 08/01/07	2,390,000	2,273,153
WI State
	Series 2000 C,
	Pre-refunded 05/01/10,
	Insured: MBIA
	5.550% 05/01/21	2,000,000	2,158,280
	Series 2000 D,
	Pre-refunded 05/01/11,
	Insured: MBIA
	5.500% 05/01/16	2,000,000	2,185,900
WI Transportation Revenue
	Series 1998 B,
	Pre-refunded 07/01/09,
	Insured: FGIC
	5.250% 07/01/11	2,020,000	2,137,524
WV Hospital Finance Authority
	Charleston Area Medical Center,:
	Series 1993 A,
	Escrowed to Maturity,
	6.500% 09/01/23	3,980,000	4,898,106
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/22	6,340,000	7,237,110
	Refunded / Escrowed Total		322,077,948

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 0.7%
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	6.250% 06/01/33	3,500,000	3,821,615
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	4,000,000	4,490,200
VA Tobacco Settlement Financing Corp.
	Series 2005,
	5.250% 06/01/19	2,500,000	2,536,675
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	6.000% 06/01/17	5,000,000	5,282,050
	Tobacco Total		16,130,540
	OTHER TOTAL		376,218,266
OTHER REVENUE– 0.2%
Recreation – 0.2%
DC Revenue
	The Smithsonian Institute,
	Series 1997,
	5.000% 02/01/17	2,000,000	2,073,760
FL Board of Education
	Series 2002 A,
	Insured: FGIC
	5.250% 07/01/18	2,675,000	2,901,974
	Recreation Total		4,975,734
	OTHER REVENUE TOTAL		4,975,734
RESOURCE RECOVERY – 1.3%
Disposal – 0.6%
FL Okeechobee County
	Various Disposal-Waste Management/Landfill,
	Series 2004 A, AMT,
	4.200% 07/01/39	1,000,000	1,001,860
IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,
	5.050% 01/01/10	5,525,000	5,706,883
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Corp.,
	Series 1993, AMT,
	5.500% 10/01/18	500,000	505,815
PA Westmoreland County Industrial Development Authority
	Valley Landfill Expansion,

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Disposal – (continued)
	Series 1993, AMT,
	5.100% 05/01/18	5,900,000	6,074,345
	Disposal Total		13,288,903
Resource Recovery – 0.7%
MA Industrial Financing Agency
	Ogden Haverhill,
	Series 1998 A, AMT,
	5.350% 12/01/10	6,800,000	6,944,432
NY Niagara County Industrial Development Agency
	Series 2001 B, AMT,
	5.550% 11/15/24	8,000,000	8,394,160
	Resource Recovery Total		15,338,592
	RESOURCE RECOVERY TOTAL		28,627,495
TAX-BACKED– 47.0%
Local Appropriated – 2.4%
AZ University of Arizona Certificates of Participation
	Series 2002 A,
	Insured: AMBAC
	5.500% 06/01/15	500,000	546,685
CA Orange County Public Financing Authority
	Series 2005,
	Insured: MBIA
	5.000% 07/01/16	10,000,000	10,934,000
CA San Bernardino County Certificates of Participation
	Series 2002 A,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,089,260
FL Hillsborough County School Board Certificates of Participation
	Series 1998 A,
	Insured: MBIA
	5.500% 07/01/14	2,000,000	2,232,200
KS Johnson County Certificates of Participation
	Park & Recreation District,
	Series 2003 A,
	Insured:MBIA
	4.000% 09/01/15	100,000	100,017
KS Wyandotte County
	Unified School District No. 500,
	Series 2002,
	Insured: FSA
	5.000% 09/01/20	1,890,000	2,041,862
MI Grand Rapids Building Authority
	Series 1998,:
	5.000% 04/01/12	1,205,000	1,290,953

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Local Appropriated – (continued)
	5.000% 04/01/13	1,000,000	1,076,240
	5.000% 04/01/14	1,415,000	1,529,063
MO St. Louis Municipal Financial Corp.
	Convention Center,
	Series 2003,
	Insured: AMBAC
	5.250% 07/15/11	9,060,000	9,784,075
SC Berkeley County School District
	Series 2003,
	5.250% 12/01/18	1,000,000	1,052,360
SC Charleston Educational Excellence Financing Corp.
	Charleston County School District,
	Series 2005,
	5.250% 12/01/24	10,000,000	10,639,100
SC Dorchester County School
	District No. 2,
	Series 2004,
	5.250% 12/01/17	2,000,000	2,129,220
SC Greenville County School District
	Series 2005,
	5.500% 12/01/18	5,000,000	5,586,750
SC Newberry Investing in Childrens Education
	Series 2005,
	5.250% 12/01/19	1,500,000	1,579,005
	Local Appropriated Total		51,610,790
Local General Obligations – 18.3%
AK Anchorage
	Series 2002 B,
	Insured: MBIA
	5.250% 07/01/10	10,600,000	11,357,158
	Series 2004 B,
	Insured: AMBAC
	5.250% 12/01/15	5,000,000	5,539,350
AK Fairbanks North Star Borough
	Series 1993 S,
	Insured: MBIA
	5.500% 03/01/08	1,000,000	1,042,130
AK North Slope Borough
	Capital Appreciation,
	Series 2000 B,
	Insured: MBIA
	(a) 06/30/09	2,000,000	1,768,080
AL Birmingham
	Series 2001 A,
	5.250% 05/01/17	2,000,000	2,161,220

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Local General Obligations – (continued)
AZ Maricopa County Unified High School District No. 210
	Series 2003,
	Insured: MBIA
	5.000% 07/01/15	6,300,000	6,857,109
AZ Maricopa County Unified School District No. 69
	Paradise Valley,
	Series 1995,
	Insured: MBIA
	6.350% 07/01/10	500,000	557,960
AZ Mohave County Elementary School District No. 16
	Mohve Valley,
	Series 1997,
	Insured: MBIA
	6.900% 07/01/07	910,000	954,535
AZ Tempe Union High School District No. 213
	Series 1994,
	Insured: FGIC
	7.000% 07/01/08	500,000	541,285
AZ Tucson
	Series 1998,
	5.500% 07/01/18	4,760,000	5,389,367
CA Carlsbad Unified School District
	Series 1997,
	Insured: FGIC
	(a) 11/01/14	300,000	210,561
CA Los Angeles Unified School District
	Series 2005 A-1,
	Insured: FGIC
	5.500% 07/01/17	10,000,000	11,383,400
CA Monrovia Unified School District
	Series 2005,
	Insured: MBIA
	5.250% 08/01/21	5,600,000	6,305,880
CA Natomas Unified School District
	Series 1999,
	Insured: MBIA
	5.850% 03/01/15	250,000	289,735
CA San Francisco
	Series 2002,
	5.000% 06/15/11	14,750,000	15,863,330
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/20	1,000,000	525,570
CA West Contra Costa Unified School District
	Series 2005,
	Insured: FGIC
	(a) 08/01/20	7,285,000	3,831,983

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CO Adams County School District No. 12
	Series 1995 A,
	Insured: MBIA
	(a) 12/15/12	1,300,000	994,786
CO Aurora Centretech Metropolitan District
	Series 1998 C,
	LOC: BNP Paribas
	4.875% 12/01/28	3,635,000	3,733,145
IL Chicago Board of Education
	Series 1996,
	Insured: MBIA
	6.250% 12/01/12	2,100,000	2,406,264
IL Chicago City Colleges Capital Improvement
	Series 1999,
	Insured: FGIC
	6.000% 01/01/11	5,195,000	5,695,642
IL Chicago Equipment Notes
	Series 1998,
	Insured: FGIC
	5.000% 01/01/08	2,000,000	2,059,960
IL Chicago Park District
	Series 1997,
	Insured: AMBAC:
	5.250% 01/01/09	1,135,000	1,172,761
	5.250% 01/01/10	1,195,000	1,234,758
	5.250% 01/01/11	1,260,000	1,300,736
	5.250% 01/01/12	1,325,000	1,367,837
IL Chicago
	Series 1999 A,
	Insured: FGIC
	5.000% 01/01/15	1,795,000	1,883,170
	Series 1999,
	Insured: FGIC
	5.250% 01/01/18	7,540,000	8,350,701
	Series 2000 C,
	Insured: FGIC
	5.750% 01/01/13	190,000	208,079
	Series 2004 A,
	Insured: FSA
	5.250% 01/01/17	1,000,000	1,086,580
IL Du Page County School District
	Series 1997,
	Insured: FGIC
	6.750% 02/01/11	1,145,000	1,305,495

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Kendall & Kane Counties Community Unified School District No. 115
	Series 2002,
	Insured: FGIC
	(a) 01/01/17	3,650,000	2,267,161
IN Westfield Housing Building Corp.
	Series 1998,
	Insured: AMBAC:
	5.100% 01/05/12	1,085,000	1,128,433
	5.100% 07/05/12	1,185,000	1,232,436
	5.250% 01/05/14	1,745,000	1,819,686
KS Johnson County Unified School
	District No. 231,
	Series 2001 A,
	Insured: FSA
	5.500% 10/01/15	50,000	56,647
	District No. 232,
	Series 2004,
	Insured: MBIA
	5.000% 09/01/15	150,000	162,423
KS Leavenworth County Unified School District No. 464
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/19	1,030,000	1,103,666
KS Lenexa
	Series 2003 A,
	5.000% 09/01/12	1,000,000	1,077,730
KS Montgomery County Unified School District No. 445
	Series 2002,
	Insured: FGIC
	6.250% 04/01/12	1,065,000	1,215,027
KS Reno County
	Unified School District No. 313,
	Series 1996 B,
	Insured: FSA:
	5.900% 09/01/08	860,000	914,094
	5.900% 09/01/09	925,000	1,002,201
	5.900% 09/01/10	995,000	1,096,520
KS Saline County
	Unified School District No. 305,
	Series 1999,
	Insured: FSA
	5.250% 09/01/13	1,010,000	1,050,218
KS Sedgwick County Unified School District No. 259,
	Series 2004,
	Insured: MBIA
	5.000% 09/01/15	1,000,000	1,087,480
KS Shawnee County Unified School
	District No. 437,
	Series 2001,
	Insured: FSA
	5.500% 09/01/13	1,555,000	1,698,495

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Local General Obligations – (continued)
	District No. 501,
	Series 2002,
	5.000% 02/01/14	1,000,000	1,069,650
KS Shawnee County
	Series 1998 A,
	5.125% 09/01/10	1,320,000	1,404,889
	Series 2002,
	Insured: FSA
	5.250% 09/01/17	1,660,000	1,790,957
KS Wyandotte County School District No. 204
	Series 2000 A,
	Insured: FSA
	6.375% 09/01/11	500,000	569,730
KY Turnpike Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 07/01/13	1,000,000	1,110,990
LA Orleans Levee District
	Series 1995 A,
	Insured: FSA
	5.950% 11/01/07	2,200,000	2,270,136
MI Berkley City School District
	Series 1995,
	Insured: FGIC
	7.000% 01/01/09	500,000	548,395
MI Detroit City School District
	Series 2002 A,
	Insured: FGIC
	6.000% 05/01/19	2,000,000	2,378,560
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	2,000,000	2,171,200
MN Elk River Independent School District No. 728
	Series 2001 A,
	Insured: MBIA
	5.000% 02/01/17	2,000,000	2,109,280
NC Cary Water & Public Improvement
	Series 2001,
	5.000% 03/01/13	4,300,000	4,609,944
NC Cumberland County
	Series 1998,
	Insured: FGIC
	5.000% 03/01/17	2,000,000	2,094,860
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: FGIC
	5.250% 05/01/17	3,600,000	3,847,896

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NH Manchester
	Series 2004,
	Insured: MBIA:
	5.500% 06/01/18	4,215,000	4,829,968
	5.500% 06/01/19	4,450,000	5,124,397
NV Clark County School District
	Series 2001 C,
	Insured: FGIC
	5.375% 06/15/13	8,895,000	9,762,262
	Series 2003,
	Insured: MBIA
	5.000% 06/15/16	10,760,000	11,534,074
NY New York City
	Series 1996 F,
	5.750% 02/01/10	5,000	5,075
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,734,675
	Series 2002 E,
	Insured: MBIA
	5.625% 08/01/15	1,000,000	1,099,710
	Series 2002 G,:
	5.750% 08/01/18	1,000,000	1,101,700
	Insured: MBIA
	5.625% 08/01/13	2,500,000	2,765,900
	Series 2005 D,
	5.000% 08/01/13	4,000,000	4,264,200
	Series 2005 O,
	5.000% 06/01/15	8,000,000	8,561,600
NY New York
	Series 2005 G,
	5.000% 08/01/20	10,000,000	10,547,500
OH Cleveland
	Series 2005,
	Insured: AMBAC
	5.500% 10/01/16	7,710,000	8,739,439
OH Forest Hills Local School District
	Series 1997,
	Insured: MBIA
	6.000% 12/01/10	1,460,000	1,624,016
OH Marion City School District
	Series 2000,
	Insured: FSA
	6.500% 12/01/14	500,000	598,100
OH Mason City School District
	Series 2005,
	Insured: FGIC:
	5.250% 12/01/19(c)	2,250,000	2,531,138
	5.250% 12/01/21(c)	3,000,000	3,387,510

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OR Linn County Community School District No. 9 Lebanon
	Series 2001,
	Insured: MBIA
	5.250% 06/15/17	1,120,000	1,199,878
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	2,842,525
PA Allegheny County
	Series C-49,
	Insured: MBIA
	5.000% 04/01/08	500,000	517,295
PA Central Dauphin School District
	Series 1998,
	Insured: FGIC
	5.000% 06/01/12	1,055,000	1,084,762
PA Central York School District
	Series 2002,
	Insured: FGIC
	5.000% 06/01/10	500,000	530,760
PA Delaware County
	Series 1999,
	5.125% 10/01/16	500,000	525,595
PA Ephrata Area School District
	Series 2001 A,
	Insured: FGIC
	5.000% 04/15/14	750,000	798,308
PA Ligonier Valley School District
	Series 1998,
	Insured: FSA
	5.000% 03/01/13	1,350,000	1,391,405
PA North Allegheny School District
	Series 2002,
	Insured: FGIC
	5.500% 11/01/08	1,000,000	1,056,170
PA Northampton County
	Series 1999,
	5.000% 08/15/16	1,000,000	1,047,300
PA Norwin School District
	Series 2001 B,
	Insured: MBIA
	5.000% 04/01/13	575,000	605,745
PA Oxford Area School District
	Series 2001 A,
	Insured: FGIC
	5.250% 02/15/11	500,000	539,135

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
PA Philadelphia School District
	Series 2004 D,
	Insured: FGIC
	5.000% 06/01/15	250,000	268,343
PA Philadelphia
	Series 2003 A,
	Insured: XLC
	5.250% 02/15/15	315,000	338,442
PA Pittsburgh School District
	Series 2002,
	Insured: FSA
	5.500% 09/01/12	500,000	550,305
PA Pittsburgh
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/17	170,000	182,116
PA Saucon Valley School District
	Series 1998,
	Insured: AMBAC:
	5.150% 10/15/13	905,000	936,965
	5.200% 10/15/14	950,000	984,561
PA Scranton School District
	Series 1998,
	Insured: AMBAC:
	4.750% 04/01/08	235,000	242,010
	5.200% 04/01/11	595,000	616,277
PA Tyrone Area School District
	Series 1998,
	Insured: MBIA
	5.000% 09/15/13	1,845,000	1,914,723
PA Upper St. Clair Township School District
	Series 2002,
	Insured: FSA
	5.375% 07/15/13	1,000,000	1,094,070
PA Westmoreland County
	Series 1997,
	Insured: FGIC
	(a) 12/01/18	1,000,000	571,250
SC Charleston County School District
	Series 2001,
	5.000% 02/01/14	850,000	909,203
TN Anderson County
	Series 2001,
	Insured: FSA
	5.000% 04/01/13	1,535,000	1,628,205
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2004 B-5-A,
	Insured: FGIC
	5.000% 06/01/16	1,075,000	1,155,066

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TN Chattanooga
	Series 2005 A,
	Insured: FSA
	5.000% 09/01/14	4,150,000	4,509,473
TN Dickson County
	Series 2002,
	Insured: FGIC
	5.000% 03/01/14	1,000,000	1,083,760
	Series 2003,
	Insured: FGIC
	5.000% 06/01/14	1,000,000	1,074,340
TN Franklin Special School District
	Series 1999,
	Insured: FSA
	(a) 06/01/20	2,000,000	1,059,820
	Series 2002,
	5.000% 06/01/12	1,000,000	1,072,460
TN Hamilton County
	Series 1998 B,
	5.100% 08/01/24	500,000	555,430
TN Kingsport
	Series 2004,
	Insured: AMBAC
	5.000% 03/01/14	1,000,000	1,082,380
TN Knox County
	Series 2001,
	5.000% 04/01/09	5,000,000	5,241,100
TN Lawrenceburg Public Building Authority
	Series 2001 B,
	Insured: FSA
	5.500% 07/01/16	1,330,000	1,447,506
TN Madison County
	Series 2002,
	5.000% 04/01/13	390,000	416,044
TN Montgomery County
	Series 2004,
	Insured: FGIC
	5.000% 05/01/14	1,250,000	1,355,950
TN Overton County
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	1,000,000	1,083,940
TN Rutherford County
	Series 2005,
	5.000% 04/01/14	1,550,000	1,680,603

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TN Shelby County
	Series 1997 B,
	5.500% 08/01/08	6,450,000	6,782,626
	Series 1999 A,
	4.750% 05/01/21	400,000	406,108
	Series 1999 B,
	5.250% 04/01/11	1,000,000	1,079,560
TX Austin Independent School District
	Series 2004,
	Insured: PSFG
	5.250% 08/01/15	8,150,000	8,987,249
TX Comal Independent School District
	Series 2001,
	Insured: PSFG
	5.500% 02/01/14	1,000,000	1,082,150
TX Duncanville Independent School District
	Series 1993,
	Insured: PSFG
	5.200% 02/15/09	1,485,000	1,561,314
TX Harris County
	Series 2001,
	5.000% 10/01/12	10,990,000	11,693,580
TX Houston
	Series 2001 A,
	Insured: FSA
	5.500% 03/01/10	7,320,000	7,874,344
TX Katy Independent School District
	Series 1992,
	Insured: PSFG
	(a) 08/15/11	1,775,000	1,439,383
TX Lewisville Independent School District
	Series 1997,
	Insured: PSFG
	6.750% 08/15/08	1,000,000	1,080,430
TX McKinney Independent School District
	Series 2005,
	Insured: PSFG
	5.000% 02/15/14	4,000,000	4,311,080
TX Midlothian Independent School District
	Series 1995,
	Insured: PSFG
	5.200% 02/15/13	215,000	215,342
TX Plano Independent School District
	Series 2001,
	Insured: PSFG
	5.000% 02/15/09	4,000,000	4,182,640
TX San Antonio Independent School District
	Series 2001 B,
	Insured: PSFG
	(a) 08/15/11	3,500,000	2,835,140

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX San Antonio
	Series 2001,
	5.000% 08/01/10	7,855,000	8,323,158
TX Spring Branch Independent School District
	Series 2001,
	Insured: PSFG
	5.375% 02/01/18	2,785,000	2,980,423
TX West University Place
	Series 1998,
	Insured: FSA
	5.100% 02/01/12	685,000	706,660
VA Richmond
	Series 2002 A,
	Insured: FSA
	5.250% 07/15/12	1,000,000	1,091,150
WA Clark County School
	District No. 117,
	Series 1998,
	Insured: AMBAC
	5.000% 12/01/12	1,805,000	1,937,000
	District No. 37 Vancouver,
	Series 2005,
	Insured: FGIC
	5.500% 06/01/15	10,145,000	11,356,110
	District No. 37,
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/16	1,000,000	628,910
WA Jefferson County School District No. 49
	Series 1998,
	Insured: FSA
	5.000% 12/01/07	1,140,000	1,165,262
WA King & Snohomish Counties School District
	Series 1993,
	Insured: FGIC
	5.600% 12/01/10	6,150,000	6,666,046
WA King County
	Series 1997 D,
	5.550% 12/01/08	3,000,000	3,169,020
	Series 1998 B,
	4.750% 01/01/17	1,000,000	1,027,800
WA Seattle
	Series 1998 A,
	5.500% 03/01/11	1,370,000	1,492,341

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
WA Spokane County School District No. 354 Mead
	Series 1998,
	Insured: FGIC:
	5.000% 12/01/09	1,975,000	2,081,986
	5.250% 12/01/11	1,600,000	1,732,896
	5.500% 12/01/10	7,800,000	8,467,914
WI Milwaukee County
	Series 2001 A,:
	5.000% 10/01/12	2,500,000	2,660,050
	5.000% 10/01/13	2,500,000	2,660,300
WI Winneconne Community School District
	Series 1998,
	Insured: FSA:
	4.900% 04/01/10	1,000,000	1,029,450
	5.000% 04/01/11	1,050,000	1,083,201
	5.000% 04/01/12	1,100,000	1,134,782
	Local General Obligations Total		389,597,160
Special Non - Property Tax – 10.0%
AZ Phoenix Civic Improvement Corp.
	Senior Lien, Municipal Courthouse,
	Series 1999 A,
	5.500% 07/01/12	1,000,000	1,071,060
CA Economic Recovery
	Series 2004 A,
	Insured: MBIA:
	5.000% 07/01/11	1,500,000	1,613,940
	5.000% 07/01/15	5,000,000	5,428,600
CA Los Angeles County Metropolitan Transportation Authority
	Series 2003 A,
	Insured: FSA:
	5.000% 07/01/17	6,280,000	6,722,866
	5.000% 07/01/18	7,700,000	8,217,902
CO Denver City & County
	Series 1999 A,
	Insured: FSA
	5.375% 09/01/11	5,570,000	5,907,709
CO Department of Transportation
	Series 2002 B,
	Insured: MBIA:
	5.500% 06/15/14	3,000,000	3,358,560
	5.500% 06/15/15	1,000,000	1,126,390
CT Special Tax Obligation
	Series 2001 B,
	Insured: FSA
	5.375% 10/01/12	1,000,000	1,087,960
DC Washington Convention Center Authority
	Series 1998,
	Insured: AMBAC
	5.250% 10/01/14	5,620,000	5,906,058

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non - Property Tax – (continued)
FL Department of Environmental Protection Preservation
	Series 2000 A,
	Insured: FGIC
	5.750% 07/01/08	2,900,000	3,060,196
FL Jacksonville
	Series 2003 C, AMT,
	Insured: MBIA
	5.250% 10/01/19	1,750,000	1,858,675
FL Tampa
	Series 2001,
	Insured: AMBAC
	6.000% 10/01/08	1,000,000	1,066,220
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1998 A,
	Insured: MBIA
	6.250% 07/01/10	1,000,000	1,112,030
IL Dedicated Tax Capital Appreciation
	Civic Center,
	Series 1990 B,
	Insured: AMBAC
	(a) 12/15/17	2,540,000	1,520,520
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/11	1,750,000	2,093,052
IL State
	Series 2002 First,
	5.250% 06/15/19	10,000,000	11,141,500
	Series 2002 Second,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,120,550
IN Hamilton County
	Series 1998,
	Insured: FSA
	5.250% 07/10/12	1,575,000	1,642,725
KS Wichita
	Series 2003-772,
	Insured: FGIC
	4.250% 09/01/16	1,260,000	1,283,890
KS Wyandotte County Unified Government
	Series 2005 B,
	4.750% 12/01/16	2,000,000	2,040,860
KS Wyandotte County
	Series 2005,
	5.000% 12/01/20	1,825,000	1,876,283

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non - Property Tax – (continued)
MA Massachusetts Bay Transportation Authority
	Series 2000 A,
	5.750% 07/01/14	250,000	271,440
	Series 2004 B,
	5.250% 07/01/21	5,500,000	6,190,415
MA State
	Series 2005 A,
	Insured: FSA
	5.500% 06/01/16	13,615,000	15,363,438
MD Department of Transportation County Transportation
	Series 2002,:
	5.500% 02/01/10	10,925,000	11,783,923
	5.500% 02/01/15	3,750,000	4,234,237
MI Trunk Line
	Series 1998 A,:
	5.250% 11/01/10	1,500,000	1,613,190
	5.500% 11/01/16	2,000,000	2,268,340
	Series 2005,
	Insured: FSA
	5.250% 11/01/17	5,050,000	5,638,375
NJ Economic Development Authority
	Series 2004,:
	5.500% 06/15/16	5,500,000	5,937,360
	6.375% 06/15/15	4,000,000	4,287,160
NJ Garden Trust Open Space & Farmland Preservation
	Series 2005 C,
	Insured: FSA
	5.125% 11/01/19	10,000,000	11,113,100
NM Bernalillo County
	Series 1998,
	5.250% 04/01/27	3,000,000	3,379,800
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	848,348
NM Santa Fe
	Series 1997 A,
	Insured: AMBAC
	5.000% 06/01/08	2,000,000	2,073,380
NM Transportation Commission
	Series 2000 A,
	6.000% 06/15/10	6,000,000	6,608,340
NY Local Government Assistance Corp.
	Series 1992 C,
	6.000% 04/01/12	150,000	165,402

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non - Property Tax – (continued)
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC:
	5.250% 11/15/16	3,000,000	3,349,230
	5.250% 11/15/17	4,000,000	4,467,280
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,330,000	1,461,431
	Series 2002 A,
	5.500%(d) 11/01/26
	(14.00% 11/1/2011)	10,000,000	10,895,900
	Series 2004 C,
	5.250% 02/01/18	3,500,000	3,806,250
	Series 2005 A-1,
	5.000% 11/01/14	10,000,000	10,844,500
PA Pittsburgh & Allegheny County
	Series 1999,
	Insured: AMBAC
	5.250% 02/01/12	500,000	532,115
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/12	1,000,000	1,106,760
	Series 2005 BB,
	Insured: FSA
	5.250% 07/01/22	12,000,000	13,513,800
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/18	8,705,000	9,963,569
TX Houston
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,207,640
	Special Non - Property Tax Total		213,182,269
Special Property Tax – 0.5%
CA Oceanside Community Development Commission Tax Allocation
	Series 2003,
	5.200% 09/01/17	1,000,000	1,020,800
CA Santa Clara Redevelopment Agency Tax Allocation
	Bayshore North,
	Series 2002,
	Insured: AMBAC
	5.500% 06/01/13	4,195,000	4,616,388

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
MO Development Finance Board
	Series 2000 A,
	Insured: MBIA
	6.000% 04/01/14	2,000,000	2,184,480
NV Las Vegas Redevelopment Agency
	Sub Lien-Fremont Street,
	Series 2003 A,
	5.000% 06/15/13	3,685,000	3,809,147
	Special Property Tax Total		11,630,815
State Appropriated – 7.3%
AZ State Certificates of Participation
	Series 2002 B,
	Insured: FSA
	5.375% 09/01/08	2,000,000	2,097,000
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	2,000,000	2,189,940
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,639,395
KY Property & Buildings Commission
	Series 2005,
	Insured: MBIA
	5.000% 08/01/19	6,155,000	6,765,207
MI Building Authority
	Series 2003 II,
	Insured: MBIA
	5.000% 10/15/17	1,000,000	1,066,260
	Series 2005 I,
	Insured: AMBAC
	5.000% 10/15/29	7,000,000	7,406,210
NJ Economic Development Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 06/15/13	1,000,000	1,108,640
	Series 2005 K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,870,225
	Series 2005 N-1,
	Insured: MBIA
	5.250% 09/01/14	8,530,000	9,391,018
NJ Transportation Trust Fund Authority
	Series 1995,
	Insured: MBIA
	6.500% 06/15/10	1,000,000	1,116,770
	Series 1999 A,
	5.625% 06/15/14	2,000,000	2,234,020
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/18	2,000,000	2,277,780
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,664,240

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Series 2004 B,
	Insured: MBIA
	5.500% 12/15/15	4,000,000	4,496,000
	Series 2005 C,
	Insured: FGIC
	5.250% 06/15/12	15,000,000	16,257,900
NY Dormitory Authority State Supported Debt
	St. University Educational Facilities
	Series 2005 A
	Insured: FGIC
	5.500% 05/15/17	10,000,000	11,373,700
NY Dormitory Authority
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26	1,000,000	1,083,280
	Series 1993 A,:
	5.250% 05/15/15	5,850,000	6,368,661
	Insured: FSA
	5.250% 05/15/15	4,000,000	4,385,240
	Series 1995 A,:
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,401,500
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,638,800
	Insured: FSA
	5.625% 07/01/16	500,000	563,880
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/21	7,685,000	8,829,066
NY Tollway Authority
	Series 2002,
	5.500% 04/01/13	4,510,000	4,931,595
NY Urban Development Corp.
	Series 1995,
	5.750% 04/01/11	500,000	547,285
	Series 2002 A,
	5.000% 01/01/17	4,000,000	4,224,320
OH Building Authority
	Series 2004 C,
	Insured: MBIA
	5.250% 10/01/15	7,185,000	7,959,543
OH Department of Administrative Services Certificates of Participation
	Series 2005 A,
	Insured: MBIA
	5.250% 09/01/14	8,780,000	9,625,865

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
OR Department of Administrative Services Certificates of Participation
	Series 2002 C,
	Insured: MBIA
	5.250% 11/01/10	10,000,000	10,736,500
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	2,500,000	2,719,250
UT Building Ownership Authority
	Series 1998,
	Insured: FSA
	5.500% 05/15/14	5,000,000	5,563,550
VA Public School Authority
	Series 2001 A,
	5.000% 08/01/17	3,500,000	3,731,245
WV School Building Authority
	Series 1997,
	Insured: AMBAC
	5.500% 07/01/11	2,000,000	2,096,260
	State Appropriated Total		156,360,145
State General Obligations – 8.5%
CA State
	Series 2000,
	5.000% 12/01/16	655,000	691,890
	Series 2003,
	5.250% 11/01/18	1,000,000	1,086,700
	Series 2004,:
	5.000% 04/01/11	2,000,000	2,126,000
	5.000% 02/01/20	750,000	789,367
FL Board of Education Capital Outlay
	Series 1998 B,
	5.250% 06/01/11	3,990,000	4,308,083
FL Department of Transportation
	Series 2002,
	5.250% 07/01/13	7,290,000	7,963,523
GA State
	Series 1997 C,
	6.250% 08/01/09	4,400,000	4,820,112
	Series 1999 B,:
	5.750% 08/01/08	1,000,000	1,059,240
	5.750% 08/01/10	2,000,000	2,195,020
HI State
	Series 2000 CU,
	Insured: MBIA
	5.750% 10/01/08	1,815,000	1,924,662

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
MA Massachusetts Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	5,750,000	7,265,642
	Series 1993 A,
	Insured: MBIA
	5.500% 03/01/09	3,000,000	3,183,120
	Series 1998 A,
	Insured: MBIA:
	5.500% 03/01/12	1,290,000	1,418,136
	5.500% 03/01/14	750,000	837,060
	Series 1998 C,
	5.500% 03/01/08	1,000,000	1,042,330
MA State
	Consolidated Loan
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	6,500,000	7,437,950
	Series 1998 C,
	5.250% 08/01/17	1,775,000	1,968,936
	Series 2002 C,
	Insured: FSA
	5.500% 11/01/11	13,000,000	14,243,580
	Series 2003 D,:
	5.500% 10/01/17	5,000,000	5,666,000
	Insured: AMBAC
	5.500% 10/01/19	3,900,000	4,475,562
	Series 2004 A,
	Insured: FSA
	5.250% 08/01/20	5,000,000	5,623,850
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,413,400
MN State
	Series 2000,
	5.500% 11/01/13	1,000,000	1,085,400
MS State
	Series 2000,
	5.000% 12/01/08	7,000,000	7,281,120
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,337,350
	Series 2003 A,
	5.250% 11/01/14	1,000,000	1,090,460
NJ State
	Series 2001 H,
	5.250% 07/01/14	5,000,000	5,499,000
OH State
	Series 2000 A,
	5.125% 02/01/09	2,495,000	2,619,451
	Series 2001 A,
	5.000% 06/15/12	5,000,000	5,277,100

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
OR State
	Series 1996 B, AMT,
	5.700% 08/01/16	295,000	302,225
	Series 1997 A, AMT,
	5.050% 08/01/11	90,000	92,372
PA State
	Series 2002,:
	5.000% 02/01/09	2,000,000	2,092,100
	5.500% 02/01/15	3,000,000	3,382,500
	Series 2004,:
	5.375% 07/01/18	12,000,000	13,614,480
	Insured: MBIA
	5.375% 07/01/16	10,000,000	11,257,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Commonwealth Appropriation,
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30	3,240,000	3,503,120
PR Commonwealth of Puerto Rico
	Public Improvement,
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/20	9,000,000	10,350,270
	Series 2003 C,
	Insured: MBIA
	5.000% 07/01/28	1,000,000	1,035,850
TX State
	Public Finance Authority,
	Series 1997,
	5.000% 10/01/15	1,000,000	1,031,620
	Water Development,
	Series 1997 D,
	5.000% 08/01/19	10,910,000	11,132,346
UT State
	Series 2002 B,
	5.375% 07/01/11	10,000,000	10,907,300
VI Public Finance Authority
	Series 2004 A,
	5.000% 10/01/10	200,000	210,514
WA State
	Series 1998 C,
	5.500% 07/01/09	3,330,000	3,548,148

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2000 A,
	5.625% 07/01/13	1,000,000	1,079,430
	State General Obligations Total		181,269,319
	TAX-BACKED TOTAL		1,003,650,498
TRANSPORTATION – 6.3%
Air Transportation – 0.6%
OH Dayton Special Facilities
	Air Freight Corp.,
	Series 1988 D, AMT,
	6.200% 10/01/09	500,000	540,750
TN Memphis Shelby County Airport Authority
	FedEx Corp.,:
	Series 1997,
	5.350% 09/01/12	6,180,000	6,569,525
	Series 2002,
	5.050% 09/01/12	1,000,000	1,054,290
TN Memphis-Shelby County Airport Authority
	Federal Express Corp.,
	Series 2001,
	5.000% 09/01/09	5,000,000	5,194,000
	Air Transportation Total		13,358,565
Airports – 1.9%
AZ Tucson Airport Authority, Inc.
	Series 2001, AMT,
	Insured: AMBAC
	5.500% 06/01/12	500,000	534,360
CO Denver City & County
	Series 1996 A,
	Insured: MBIA
	5.500% 11/15/25	2,000,000	2,048,800
	Series 2000 A, AMT,
	Insured: AMBAC
	6.000% 11/15/15	3,075,000	3,355,809
IL Chicago O’ Hare International Airport
	Series 1993 C,
	Insured: MBIA
	5.000% 01/01/11	5,640,000	5,982,292
IL Chicago O’Hare International Airport
	General Airport Third Lien,
	Series 2005 B,
	Insured: MBIA
	5.250% 01/01/18	13,000,000	14,410,760
NC Charlotte
	Series 1999 B, AMT,
	Insured: MBIA
	6.000% 07/01/24	3,000,000	3,222,900

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
OK Airport Trust
	Series 2000 B, AMT,
	Insured: FSA
	5.375% 07/01/11	4,670,000	4,937,124
TX Houston Airport Systems
	Sub- Lien,
	Series 2002,
	Insured: FSA
	5.000% 07/01/27	5,000,000	5,137,800
	Airports Total		39,629,845
Ports – 0.1%
WA Port of Seattle
	Series 2000 A,
	Insured: MBIA
	5.500% 02/01/26	2,625,000	2,789,351
	Ports Total		2,789,351
Toll Facilities – 2.5%
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA
	(a) 09/01/12	10,000,000	7,726,300
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	1,500,000	864,570
CO Northwest Parkway Public Highway Authority
	Series 2001 C,
	Insured: AMBAC
	(e) 06/15/21
	(5.700% 06/15/11)	4,000,000	3,427,080
KS Turnpike Authority Revenue
	Series 2002,
	Insured: FSA
	5.250% 09/01/16	1,230,000	1,370,564
KS Turnpike Authority
	Series 2002,
	Insured: FSA
	5.250% 09/01/15	1,855,000	2,063,465
NJ Turnpike Authority
	Series 2000 A,
	Insured: MBIA:
	6.000% 01/01/11	2,125,000	2,356,901
	6.000% 01/01/13	275,000	312,381
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,:
	Series 2003 A,
	Insured: MBIA
	5.250% 04/01/12	2,145,000	2,332,259
	Series 2005 B,:
	Insured: AMBAC
	5.500% 04/01/20	10,840,000	12,483,127
	Insured: FSA
	5.000% 04/01/15	7,500,000	8,154,450

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/18	5,000,000	5,734,000
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC:
	5.500% 02/15/21	2,000,000	2,311,960
	5.500% 02/15/24	1,000,000	1,164,650
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	500,000	537,965
PA Turnpike Commission
	Series 2001 S,
	5.500% 06/01/15	1,000,000	1,094,620
	Toll Facilities Total		51,934,292
Transportation – 1.2%
AR State
	Series 2000 A,
	5.500% 08/01/11	10,000,000	10,635,500
CA San Francisco Bay Area Rapid Transit District
	Series 2005 A,
	Insured: MBIA
	5.000% 07/01/20	2,040,000	2,183,800
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,705,569
MA State
	Series 2000 A,
	5.750% 06/15/13	350,000	381,591
NJ Transit Corp. Certificates of Participation
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	6,725,000	7,504,427
OH Scioto County
	Norfolk Southern Corp.,
	Series 1998,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	5.300% 08/15/13	2,500,000	2,557,525
	Transportation Total		25,968,412
	TRANSPORTATION TOTAL		133,680,465
UTILITIES – 12.0%
Independent Power Producers – 0.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/14	6,680,000	7,371,915
	Independent Power Producers Total		7,371,915
Investor Owned – 1.7%
CO Adams County
	Public Service Co.,
	Series 2005 A,
	Insured: MBIA
	4.375% 09/01/17	11,550,000	11,732,374
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 1992,
	4.000% 05/15/18	1,000,000	1,008,030
IN Development Finance Authority
	Southern Indiana Gas & Electric,
	Series 1998 C, AMT,
	5.000% 03/01/30	9,100,000	9,106,825
NH Business Finance Authority
	Series 2001 C,
	Insured: MBIA
	5.450% 05/01/21	1,500,000	1,626,480
TX Brazos River Authority
	TXU Energy Co., LLC,
	Series 2001 C, AMT,
	5.750% 05/01/36	5,195,000	5,493,453
TX Sabine River Authority
	TXU Electric Co.,
	Series 2001 B, AMT,
	5.750% 05/01/30	2,995,000	3,167,063
WY Lincoln County
	Pacificorp,
	Series 1991,
	3.400% 01/01/16	3,075,000	3,009,687
	Investor Owned Total		35,143,912
Joint Power Authority – 0.6%
AZ Salt River Project Agricultural Improvement & Power District
	Series 1993 B,
	5.200% 01/01/08	1,210,000	1,251,866
	Series 2002 C,
	5.000% 01/01/12	1,000,000	1,071,780

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
NC Eastern Municipal Power Agency
	Series 1993 B,
	6.125% 01/01/09	2,000,000	2,134,560
	Series 1993 C,
	5.500% 01/01/07	415,000	422,487
TX Municipal Power Agency
	Series 1993,
	Insured: MBIA
	(a) 09/01/15	250,000	167,702
UT Associated Municipal Power Systems
	Series 2003 A,
	Insured: FSA
	5.000% 04/01/12	1,250,000	1,338,800
WA Energy Northwest Electric
	Insured: MBIA
	5.750% 07/01/18	1,000,000	1,108,280
	Series 2002 A,
	Insured: MBIA
	5.500% 07/01/16	4,675,000	5,134,786
	Joint Power Authority Total		12,630,261
Municipal Electric – 3.6%
AZ Power Reserves Authority
	Series 2001,
	5.000% 10/01/10	500,000	531,455
CA Department of Water Resources
	Series 2002 A,:
	5.500% 05/01/11	10,000,000	10,862,600
	6.000% 05/01/13	2,000,000	2,256,680
	Insured: MBIA
	5.250% 05/01/10	5,000,000	5,362,300
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,772,129
MI Public Power Agency
	Series 2002 A,
	Insured: MBIA
	5.250% 01/01/16	1,000,000	1,105,780
MN Northern Municipal Power Agency
	Series 1998,
	Insured: FSA
	5.250% 01/01/12	2,490,000	2,652,597
OK Grand River Dam Authority
	Series 2002 A,
	Insured: FSA
	5.000% 06/01/12	1,000,000	1,075,380

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	3,000,000	3,405,480
	Series 2002 KK,
	Insured: FSA
	5.250% 07/01/12	1,000,000	1,092,560
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	561,070
TN Metropolitan Government Nashville & Davidson County
	Series 1998 B,
	5.500% 05/15/13	2,000,000	2,219,680
TX Lower Colorado River Authority
	Series 1999 A,
	Insured: AMBAC
	5.500% 05/15/21	1,500,000	1,596,570
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	5.500% 10/01/11	8,355,000	8,798,149
TX San Antonio Electric & Gas
	Series 2002,:
	5.000% 02/01/10	5,000,000	5,269,650
	5.375% 02/01/14	2,500,000	2,752,600
	Series 2005,
	5.000% 02/01/18	10,000,000	10,648,400
WA Seattle Municipal Light & Power
	Series 2001,
	Insured: FSA
	5.250% 03/01/11	10,365,000	11,151,185
	Total Municipal Electric		76,114,265
Water & Sewer – 5.8%
AZ Central Arizona Water Conservation District
	Series 1993 A,
	5.500% 11/01/08	250,000	264,042
AZ Phoenix Civic Improvement Corp.
	Junior Lien,
	Series 2001,
	Insured: FGIC
	5.250% 07/01/08	1,130,000	1,179,946
CA Citrus Heights Water District
	Series 2000,
	Insured: FGIC
	5.250% 10/01/20	1,800,000	1,939,032
CA Department of Water Resources
	Central Valley,
	Series 2002 X,
	Insured: FGIC
	5.500% 12/01/15	1,000,000	1,138,610

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	3,000,000	3,445,590
DC Water & Sewer Authority
	Series 1998,
	Insured: FSA
	5.500% 10/01/11	2,000,000	2,186,360
DE Economic Development Authority
	General Waterworks Corp.,
	Series 1992 B,
	6.450% 12/01/07	1,165,000	1,223,052
FL Tallahassee Consolidated Utility
	Series 2001,
	Insured: FGIC
	5.500% 10/01/17	1,900,000	2,164,480
GA Atlanta Water & Wastewater
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/18	15,305,000	17,285,008
GA Columbus Water & Sewer
	Series 2002,
	Insured: FSA
	5.000% 05/01/10	1,000,000	1,060,450
IL Chicago Waterworks
	Series 1993,
	Insured: FGIC:
	5.100% 11/01/08	1,490,000	1,555,366
	6.500% 11/01/09	2,155,000	2,377,568
IL Northwest Municipal Junction Action Water Agency & Supply Systems
	Series 1997,
	Insured: MBIA
	5.125% 05/01/11	6,985,000	7,254,342
IN Bond Bank
	Series 2001 A,
	5.375% 02/01/13	1,910,000	2,090,304
KS Wichita Water & Sewer Utility
	Series 2005 A,
	Insured: FGIC
	5.000% 10/01/14	1,000,000	1,087,850
KS Wyandotte County Unified Government Utility System
	Series 2004 B,
	Insured: FSA
	5.000% 09/01/32	2,000,000	2,080,580

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
MA Water Resource Authority
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,000,000	1,124,910
	Series 2005 A,
	Insured: MBIA
	5.250% 08/01/17	6,885,000	7,677,532
MI Detroit Water Supply Systems
	Series 1995 B,
	Insured: MBIA
	5.300% 07/01/09	1,000,000	1,058,780
NC Charlotte Water & Sewer System
	Series 2002 A,
	5.000% 07/01/09	1,000,000	1,052,160
NC Winston-Salem Water & Sewer Systems
	Series 1997,
	4.600% 06/01/11	1,200,000	1,224,204
NY New York City Municipal Water Finance Authority
	Series 2000 B,
	5.125% 06/15/31	7,000,000	7,247,590
OH Cleveland Waterworks
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/13	750,000	805,027
PA Allegheny County
	Series 2005 A,
	Insured: MBIA
	5.000% 12/01/17	265,000	285,506
PA Lancaster Area Sewer Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	500,000	536,785
PA Philadelphia Water & Wastewater
	Series 1993,
	Insured: MBIA
	5.625% 06/15/09	1,000,000	1,070,680
TN Metropolitan Government Nashville & Davidson County Water & Sewer
	Series 1993,
	Insured: FGIC
	6.500% 01/01/10	2,750,000	3,046,230
TX Colorado River Municipal Water
	Series 2003,
	Insured: AMBAC
	5.000% 01/01/12	4,030,000	4,299,365
TX Coppell Waterworks & Sewer Systems
	Series 2001,
	Insured: FSA
	5.000% 09/01/09	1,455,000	1,489,804

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
TX Dallas Waterworks & Sewer Systems
	Series 2001,
	5.000% 10/01/16	7,300,000	7,739,752
TX Houston Utility System
	Series 2004 A,
	Insured: FGIC
	5.250% 05/15/24	5,000,000	5,342,300
TX Houston Water & Sewer System
	Junior Lien,:
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/11	4,000,000	3,204,960
	Series 2001 A,
	Insured: FSA
	5.500% 12/01/17	4,720,000	5,138,617
VA Upper Occoquan Sewage Authority Regional Sewage
	Series 2005,
	Insured: FSA
	5.000% 07/01/22	16,680,000	17,735,177
WI Milwaukee Metropolitan Sewer District
	Series 1997 A,
	5.125% 10/01/16	5,790,000	5,951,194
	Water & Sewer Total		124,363,153
	UTILITIES TOTAL		255,623,506
	Total Municipal Bonds (cost of $2,036,734,913)		2,102,186,453

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	20,572	20,572
	Total Investment Company (cost of $20,572)		20,572

		Par ($)
Short-Term Obligations – 0.5%
VARIABLE RATE DEMAND NOTES(e) – 0.5%
FL Orange County School Board
	Series 2002 B,
	Insured: MBIA
	3.070% 08/01/27	600,000	600,000
IL Health Facilities Authority Revenue
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	3.050% 11/15/27	1,000,000	1,000,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: US Bank N.A.
	3.120% 10/01/32	500,000	500,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
	Great Lakes Christian Homes, Golden Years Homestead, Inc.,
	Series 2002 A,
	LOC: Wells Fargo Bank N.A.
	3.040% 06/01/25	500,000	500,000
KY Shelby County Lease
	Series 2004 A,
	LOC: U.S. Bank N.A.
	3.070% 09/01/34	1,000,000	1,000,000
MA Water Resources Authority
	Series 2002 C,
	LOC: Landesbank Hessen-Thuringen
	3.090% 08/01/20	700,000	700,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	3.070% 06/01/23	2,200,000	2,200,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital,
	Series 2001-1,
	3.070% 08/15/31	1,500,000	1,500,000
	Series 2000 B-1,
	SPA: Morgan Guaranty Trust
	3.070% 08/15/29	300,000	300,000
WY Uinta County Pollution Control
	Chevron Corp.,:
	Series 1992,
	3.070% 12/01/22	400,000	400,000
	Series 1993,
	3.070% 08/15/20	1,100,000	1,100,000
	VARIABLE RATE DEMAND NOTES TOTAL		9,800,000
	Total Short-Term Obligations (cost of $9,800,000)		9,800,000

Total Investments – 99.0% (cost of $2,046,555,485)(f)(g)	2,112,007,025

Other Assets & Liabilities, Net – 1.0%	21,389,166

Net Assets – 100.0%	2,133,396,191

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Security purchased on a delayed delivery basis.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2006.

(f)	Cost for federal income tax purposes is $2,046,411,043.

(g)	Unrealized appreciation and depreciation at January 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$69,424,413	$(3,828,431)	$65,595,982

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Co.
MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance
UT	Unlimited Tax
VA	Veterans Administration
XLC	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO

January 31, 2006 (Unaudited)	Columbia Tax-Managed Growth Fund

		Shares	Value ($)*
Common Stocks – 96.7%
CONSUMER DISCRETIONARY – 7.9%
Hotels, Restaurants & Leisure – 1.3%
	Marriott International, Inc., Class A	48,000	3,198,720
	Hotels, Restaurants & Leisure Total		3,198,720
Media – 2.4%
	Univision Communications, Inc., Class A (a)	190,330	6,060,107
	Media Total		6,060,107
Multiline Retail – 2.1%
	Target Corp.	95,000	5,201,250
	Multiline Retail Total		5,201,250
Specialty Retail – 2.1%
	Lowe’s Companies, Inc.	83,400	5,300,070
	Specialty Retail Total		5,300,070
	CONSUMER DISCRETIONARY TOTAL		19,760,147
CONSUMER STAPLES – 9.2%
Beverages – 2.0%
	PepsiCo, Inc.	87,000	4,974,660
	Beverages Total		4,974,660
Food & Staples Retailing – 4.8%
	Sysco Corp.	159,000	4,878,120
	Wal-Mart Stores, Inc.	55,770	2,571,555
	Walgreen Co.	108,300	4,687,224
	Food & Staples Retailing Total		12,136,899
Household Products – 2.4%
	Procter & Gamble Co.	102,500	6,071,075
	Household Products Total		6,071,075
	CONSUMER STAPLES TOTAL		23,182,634
ENERGY – 9.2%
Energy Equipment & Services – 3.1%
	Schlumberger Ltd.	61,500	7,838,175
	Energy Equipment & Services Total		7,838,175
Oil & Gas Services – 6.1%
	Apache Corp.	90,100	6,805,253
	Exxon Mobil Corp.	136,100	8,540,275
	Oil & Gas Services Total		15,345,528
	ENERGY TOTAL		23,183,703
FINANCIALS – 14.8%
Capital Markets – 5.1%
	Goldman Sachs Group, Inc.	29,000	4,096,250

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Merrill Lynch & Co., Inc.	117,250	8,801,957
	Capital Markets Total		12,898,207
Commercial Banks – 1.5%
	Wells Fargo & Co.	62,000	3,866,320
	Commercial Banks Total		3,866,320
Consumer Finance – 3.5%
	American Express Co.	88,000	4,615,600
	SLM Corp.	75,700	4,236,172
	Consumer Finance Total		8,851,772
Diversified Financial Services – 1.2%
	Citigroup, Inc.	64,000	2,981,120
	Diversified Financial Services Total		2,981,120
Insurance – 3.5%
	AFLAC, Inc.	92,500	4,342,875
	American International Group, Inc.	67,900	4,444,734
	Insurance Total		8,787,609
	FINANCIALS TOTAL		37,385,028
HEALTH CARE – 19.7%
Biotechnology – 2.4%
	Amgen, Inc. (a)	83,900	6,115,471
	Biotechnology Total		6,115,471
Health Care Equipment & Supplies – 6.2%
	Medtronic, Inc.	83,800	4,732,186
	St. Jude Medical, Inc. (a)	125,400	6,160,902
	Zimmer Holdings, Inc. (a)	67,900	4,681,705
	Health Care Equipment & Supplies Total		15,574,793
Health Care Providers & Services – 8.5%
	Caremark Rx, Inc. (a)	140,500	6,926,650
	Express Scripts, Inc. (a)	63,640	5,809,696
	UnitedHealth Group, Inc.	82,000	4,872,440
	WellPoint, Inc. (a)	48,600	3,732,480
	Health Care Providers & Services Total		21,341,266

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 2.6%
	Teva Pharmaceutical Industries Ltd., ADR	155,400	6,624,702
	Pharmaceuticals Total		6,624,702
	HEALTH CARE TOTAL		49,656,232
INDUSTRIALS – 11.5%
Aerospace & Defense – 2.1%
	United Technologies Corp.	92,000	5,370,040
	Aerospace & Defense Total		5,370,040
Electrical Equipment – 2.2%
	Emerson Electric Co.	71,400	5,529,930
	Electrical Equipment Total		5,529,930
Industrial Conglomerates – 3.5%
	General Electric Co.	268,200	8,783,550
	Industrial Conglomerates Total		8,783,550
Machinery – 3.7%
	Eaton Corp.	78,000	5,163,600
	Illinois Tool Works, Inc.	49,800	4,197,642
	Machinery Total		9,361,242
	INDUSTRIALS TOTAL		29,044,762
INFORMATION TECHNOLOGY – 21.9%
Communications Equipment – 3.4%
	Cisco Systems, Inc. (a)	241,395	4,482,705
	QUALCOMM, Inc.	85,000	4,076,600
	Communications Equipment Total		8,559,305
Computers & Peripherals – 8.3%
	Apple Computer, Inc. (a)	90,400	6,826,104
	Dell, Inc. (a)	88,300	2,588,073
	EMC Corp. (a)	367,000	4,917,800
	Hewlett-Packard Co.	133,900	4,175,002
	Network Appliance, Inc. (a)	81,100	2,530,320
	Computers & Peripherals Total		21,037,299
Internet Software & Services – 1.0%
	Google, Inc., Class A (a)	6,000	2,599,500
	Internet Software & Services Total		2,599,500
IT Services – 1.2%
	Cognizant Technology Solutions Corp., Class A (a)	56,000	2,932,720
	IT Services Total		2,932,720
Semiconductors & Semiconductor Equipment – 5.4%
	Analog Devices, Inc.	67,000	2,664,590

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Intel Corp.	168,200	3,577,614
	Maxim Integrated Products, Inc.	67,000	2,749,680
	Microchip Technology, Inc.	119,900	4,497,449
	Semiconductors & Semiconductor Equipment Total		13,489,333
Software – 2.6%
	Microsoft Corp.	235,500	6,629,325
	Software Total		6,629,325
	INFORMATION TECHNOLOGY TOTAL		55,247,482
MATERIALS – 0.9%
Chemicals – 0.9%
	Ecolab, Inc.	65,700	2,352,717
	Chemicals Total		2,352,717
	MATERIALS TOTAL		2,352,717
UTILITIES – 1.6%
Independent Power Producers & Energy Traders – 1.6%
	Constellation Energy Group, Inc.	66,500	3,874,955
	Independent Power Producers & Energy Traders Total		3,874,955
	UTILITIES TOTAL		3,874,955
	Total Common Stocks (cost of $193,982,880)		243,687,660

		Par ($)
Short-Term Obligation – 3.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/06, due 02/01/06 at 4.270%, collateralized by a U.S. Treasury Bond maturing 11/15/06, market value of $9,609,524 (repurchase proceeds $9,420,117)	9,419,000	9,419,000
	Total Short-Term Obligation (cost of $9,419,000)		9,419,000

4

Total Investments – 100.4% (cost of $203,401,880)(b)(c)		253,106,660
Other Assets & Liabilities, Net – (0.4)%		(1,132,659)
Net Assets – 100.0%		251,974,001

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)		Non-income producing security.
(b)		Cost for federal income tax purposes is $203,401,880.
(c)		Unrealized appreciation and depreciation at January 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$55,659,197	$(5,954,417)	$49,704,780

Acronym	Name

ADR	American Depositary Receipt

5

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 27, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 27, 2006